AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 85.7%
Affiliated Mutual Fund — 12.1%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	151,327,190	$1,496,625,907
(cost $1,519,977,420)(wa)
Common Stocks — 59.9%
Aerospace & Defense — 0.8%
AAR Corp.*	21,500	1,279,895
AeroVironment, Inc.*	7,300	814,169
Airbus SE (France)	14,650	1,960,880
Austal Ltd. (Australia)	622,182	750,813
Axon Enterprise, Inc.*	10,710	2,131,183
BAE Systems PLC (United Kingdom)	335,536	4,077,381
Bharat Electronics Ltd. (India)	22,425	37,258
Boeing Co. (The)*	103,733	19,883,541
BWX Technologies, Inc.	1,531	114,794
Curtiss-Wright Corp.	813	159,047
Dassault Aviation SA (France)	4,791	902,384
General Dynamics Corp.	9,684	2,139,873
Hanwha Aerospace Co. Ltd. (South Korea)	2,391	185,034
HEICO Corp.	43	6,963
HEICO Corp. (Class A Stock)	151	19,512
Hexcel Corp.	11,855	772,235
Hindustan Aeronautics Ltd. (India)	1,002	23,215
Howmet Aerospace, Inc.	258,263	11,944,664
Huntington Ingalls Industries, Inc.	1,550	317,099
L3Harris Technologies, Inc.	24,099	4,196,118
Lockheed Martin Corp.	20,045	8,197,603
Mercury Systems, Inc.*	1,131	41,949
Northrop Grumman Corp.	29,777	13,107,538
Rolls-Royce Holdings PLC (United Kingdom)*	1,418,572	3,800,900
RTX Corp.	78,411	5,643,240
Safran SA (France)	36,683	5,748,565
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,640	26,470
Textron, Inc.	130,019	10,159,685
Thales SA (France)	7,566	1,063,350
TransDigm Group, Inc.*	1,979	1,668,554
Woodward, Inc.	1,254	155,822
		101,329,734
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	3,052	262,869
Deutsche Post AG (Germany)	13,096	531,377
DSV A/S (Denmark)	21,630	4,030,550
Expeditors International of Washington, Inc.(a)	5,910	677,463
FedEx Corp.	69,078	18,300,144
GXO Logistics, Inc.*	2,410	141,346
Hyundai Glovis Co. Ltd. (South Korea)	5,237	714,778
SBS Holdings, Inc. (Japan)	62,200	1,165,480
United Parcel Service, Inc. (Class B Stock)(a)	53,302	8,308,183
		34,132,190
	Shares	Value
Common Stocks (continued)
Automobile Components — 0.2%
Adient PLC*	31,300	$1,148,710
American Axle & Manufacturing Holdings, Inc.*	20,500	148,830
Aptiv PLC*	25,947	2,558,115
BorgWarner, Inc.	10,319	416,578
Dana, Inc.	26,900	394,623
Denso Corp. (Japan)	109,200	1,752,210
FCC Co. Ltd. (Japan)	36,000	452,906
Gentex Corp.	4,988	162,309
Gentherm, Inc.*	8,200	444,932
Goodyear Tire & Rubber Co. (The)*(a)	33,800	420,134
Hankook Tire & Technology Co. Ltd. (South Korea)	26,039	761,667
Hanon Systems (South Korea)	1,170	8,158
Hyundai Mobis Co. Ltd. (South Korea)	7,175	1,276,995
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	609,299
Lear Corp.	1,247	167,347
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	105,267	4,373,844
Modine Manufacturing Co.*	43,300	1,980,975
Phinia, Inc.	1,071	28,692
Press Kogyo Co. Ltd. (Japan)	159,800	736,082
QuantumScape Corp.*(a)	5,945	39,772
Samvardhana Motherson International Ltd. (India)	14,840	17,095
Toyota Boshoku Corp. (Japan)	67,600	1,232,314
TPR Co. Ltd. (Japan)	226,200	2,759,878
Visteon Corp.*	14,500	2,002,015
		23,893,480
Automobiles — 1.6%
Bajaj Auto Ltd. (India)	434	26,398
Bayerische Motoren Werke AG (Germany)	100,161	10,173,070
BYD Co. Ltd. (China) (Class H Stock)	21,278	655,580
Ferrari NV (Italy)	36,952	10,892,913
Ford Motor Co.	865,456	10,748,963
Ford Otomotiv Sanayi A/S (Turkey)	450	13,849
General Motors Co.	537,481	17,720,749
Harley-Davidson, Inc.	2,807	92,799
Hero MotoCorp Ltd. (India)	690	25,352
Honda Motor Co. Ltd. (Japan)	543,600	6,115,335
Hyundai Motor Co. (South Korea)	22,716	3,212,133
Kia Corp. (South Korea)	22,477	1,352,897
Li Auto, Inc. (China) (Class A Stock)*	3,300	58,891
Lucid Group, Inc.*(a)	14,868	83,112
Mahindra & Mahindra Ltd. (India)	40,971	765,086
Mazda Motor Corp. (Japan)	377,200	4,282,915
Mercedes-Benz Group AG (Germany)	137,619	9,577,838
Rivian Automotive, Inc. (Class A Stock)*(a)	13,793	334,894
Stellantis NV	617,454	11,823,275
Subaru Corp. (Japan)	40,300	783,613
Suzuki Motor Corp. (Japan)	15,000	603,315
Tata Motors Ltd. (India)	24,082	182,154
Tesla, Inc.*	399,299	99,912,596
Thor Industries, Inc.(a)	1,095	104,167
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	72,041	$775,400
Toyota Motor Corp. (Japan)	236,100	4,235,712
Volkswagen AG (Germany)	1,859	244,138
		194,797,144
Banks — 2.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	131,282	1,855,350
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	77,736	238,292
Agricultural Bank of China Ltd. (China) (Class H Stock)	184,000	68,423
Akbank TAS (Turkey)	729,891	889,085
Amalgamated Financial Corp.	44,400	764,568
Ameris Bancorp	23,600	906,004
Associated Banc-Corp.(a)	66,900	1,144,659
Atlantic Union Bankshares Corp.(a)	37,400	1,076,372
Axos Financial, Inc.*	22,200	840,492
Banc of California, Inc.(a)	54,200	670,996
Banco Bilbao Vizcaya Argentaria SA (Spain)	448,591	3,630,415
Banco BPM SpA (Italy)	92,074	438,503
Banco Bradesco SA (Brazil)	8,132	20,433
Banco del Bajio SA (Mexico), 144A	273,900	858,280
Banco do Brasil SA (Brazil)	109,900	1,033,069
Bancolombia SA (Colombia)	1,791	13,647
Bancorp, Inc. (The)*	30,100	1,038,450
Bank Central Asia Tbk PT (Indonesia)	6,574,540	3,745,745
Bank Mandiri Persero Tbk PT (Indonesia)	2,142,389	833,876
Bank of America Corp.	1,063,581	29,120,848
Bank of Beijing Co. Ltd. (China) (Class A Stock)	97,896	62,165
Bank of Changsha Co. Ltd. (China) (Class A Stock)	54,600	61,472
Bank of Communications Co. Ltd. (China) (Class H Stock)	52,000	31,407
Bank of Georgia Group PLC (Georgia)	21,570	968,213
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	8,500	8,384
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	73,800	62,449
Bank OZK(a)	2,361	87,522
Bank Polska Kasa Opieki SA (Poland)	1,216	27,963
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	437,000	147,589
BankUnited, Inc.	51,882	1,177,721
Banque Saudi Fransi (Saudi Arabia)	1,080	10,517
Barclays PLC (United Kingdom)	2,176,803	4,195,632
BayCom Corp.	28,400	545,564
BOK Financial Corp.	616	49,268
Brookline Bancorp, Inc.	26,301	239,602
Byline Bancorp, Inc.	38,600	760,806
Cadence Bank(a)	9,900	210,078
CaixaBank SA (Spain)	373,464	1,487,878
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,421,000	659,417
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
China Construction Bank Corp. (China) (Class H Stock)	1,047,000	$588,574
China Everbright Bank Co. Ltd. (China) (Class H Stock)	26,000	7,787
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	476,000	162,604
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	113,700	62,421
Citigroup, Inc.	468,575	19,272,490
Citizens Financial Group, Inc.	255,741	6,853,859
Columbia Banking System, Inc.	4,462	90,579
Comerica, Inc.	5,306	220,464
Commerce Bancshares, Inc.	2,438	116,975
Commercial Bank PSQC (The) (Qatar)	20,319	30,139
ConnectOne Bancorp, Inc.	13,500	240,705
Credit Agricole SA (France)	124,824	1,534,688
Cullen/Frost Bankers, Inc.	1,265	115,381
Customers Bancorp, Inc.*	25,600	881,920
DBS Group Holdings Ltd. (Singapore)	113,400	2,785,065
Dime Community Bancshares, Inc.	5,500	109,780
DNB Bank ASA (Norway)	61,456	1,234,760
Dukhan Bank (Qatar)	12,016	13,107
East West Bancorp, Inc.	51,978	2,739,760
Eastern Bankshares, Inc.	30,335	380,401
Emirates NBD Bank PJSC (United Arab Emirates)	74,073	358,967
Erste Group Bank AG (Austria)	21,975	758,948
Eurobank Ergasias Services & Holdings SA (Greece)*	60,690	93,348
Fifth Third Bancorp	27,562	698,145
Financial Institutions, Inc.	46,300	779,229
First Bancorp	1,227	34,528
First Citizens BancShares, Inc. (Class A Stock)	205	282,921
First Financial Bancorp	4,800	94,080
First Foundation, Inc.	108,800	661,504
First Hawaiian, Inc.(a)	2,768	49,962
First Horizon Corp.	11,394	125,562
First Interstate BancSystem, Inc. (Class A Stock)(a)	10,989	274,066
Flushing Financial Corp.	65,800	863,954
FNB Corp.	7,675	82,813
Fulton Financial Corp.	47,200	571,592
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	14,600	122,371
Haci Omer Sabanci Holding A/S (Turkey)	252,728	549,735
Hana Financial Group, Inc. (South Korea)	21,456	672,184
HDFC Bank Ltd. (India)	3,286	60,265
HDFC Bank Ltd. (India), ADR	71,718	4,232,079
Heartland Financial USA, Inc.	32,600	959,418
Hilltop Holdings, Inc.	8,843	250,788
HomeTrust Bancshares, Inc.	29,300	634,931
Hope Bancorp, Inc.	101,400	897,390
Horizon Bancorp, Inc.	59,400	634,392
HSBC Holdings PLC (United Kingdom)	2,017,202	15,785,389

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Huaxia Bank Co. Ltd. (China) (Class A Stock)	85,900	$67,436
Huntington Bancshares, Inc.	58,040	603,616
ICICI Bank Ltd. (India)	5,974	68,443
Independent Bank Group, Inc.	2,500	98,875
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	351,000	168,354
Industrial Bank Co. Ltd. (China) (Class A Stock)	9,200	20,602
Industrial Bank of Korea (South Korea)	370,495	3,074,293
ING Groep NV (Netherlands)	583,953	7,696,540
Intesa Sanpaolo SpA (Italy)	1,291,033	3,306,618
JPMorgan Chase & Co.	338,809	49,134,081
KB Financial Group, Inc. (South Korea)	22,538	919,255
KeyCorp	37,615	404,737
Krung Thai Bank PCL (Thailand)	466,800	242,989
Lloyds Banking Group PLC (United Kingdom)	1,440,491	774,112
M&T Bank Corp.	6,924	875,540
Mediobanca Banca di Credito Finanziario SpA (Italy)	45,538	600,378
Metropolitan Bank & Trust Co. (Philippines)	9,490	9,048
MidWestOne Financial Group, Inc.	32,900	668,857
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,387,700	11,759,586
MVB Financial Corp.	18,900	426,762
National Bank of Greece SA (Greece)*	11,890	66,939
National Bank of Kuwait SAKP (Kuwait)	67,827	198,744
NatWest Group PLC (United Kingdom)	750,139	2,145,816
New York Community Bancorp, Inc.(a)	15,140	171,688
Nishi-Nippon Financial Holdings, Inc. (Japan)	63,200	721,404
Nordea Bank Abp (Finland)	725,197	7,950,866
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	1,010,319	7,324,813
OFG Bancorp (Puerto Rico)	23,700	707,682
Old National Bancorp	68,700	998,898
Oversea-Chinese Banking Corp. Ltd. (Singapore)	461,500	4,315,973
Pathward Financial, Inc.	6,100	281,149
Pinnacle Financial Partners, Inc.	12,267	822,380
PNC Financial Services Group, Inc. (The)	36,307	4,457,410
Popular, Inc. (Puerto Rico)	1,506	94,893
Prosperity Bancshares, Inc.(a)	1,862	101,628
Qatar International Islamic Bank QSC (Qatar)	5,066	13,363
Qatar Islamic Bank SAQ (Qatar)	25,536	130,225
QCR Holdings, Inc.	5,600	271,712
Regions Financial Corp.	37,613	646,944
Renasant Corp.	10,900	285,471
Saudi Awwal Bank (Saudi Arabia)	2,318	21,331
Sberbank of Russia PJSC (Russia)^	83,328	—
SCB X PCL (Thailand)	5,400	15,169
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	41,000	40,022
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	77,400	$64,134
Shinhan Financial Group Co. Ltd. (South Korea)	23,517	618,925
Simmons First National Corp. (Class A Stock)	61,500	1,043,040
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	249,026	2,968,852
SpareBank 1 Nord Norge (Norway)	161,350	1,442,030
SpareBank 1 SMN (Norway)	138,237	1,768,212
Standard Bank Group Ltd. (South Africa)	8,077	78,270
Standard Chartered PLC (United Kingdom)	654,105	6,016,154
State Bank of India (India)	11,220	80,595
Suruga Bank Ltd. (Japan)	76,900	325,159
Swedbank AB (Sweden) (Class A Stock)	246,734	4,535,317
Synovus Financial Corp.	3,099	86,152
Texas Capital Bancshares, Inc.*	6,200	365,180
Tokyo Kiraboshi Financial Group, Inc. (Japan)	22,000	662,161
Truist Financial Corp.	559,548	16,008,668
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,219,235	1,141,842
U.S. Bancorp	62,576	2,068,763
UniCredit SpA (Italy)	417,500	9,947,519
United Overseas Bank Ltd. (Singapore)	28,000	583,187
Univest Financial Corp.	38,000	660,440
Veritex Holdings, Inc.	50,300	902,885
Washington Federal, Inc.(a)	35,100	899,262
Webster Financial Corp.	3,696	148,986
Wells Fargo & Co.	670,876	27,411,993
Western Alliance Bancorp	7,022	322,801
Wintrust Financial Corp.	1,304	98,452
Woori Financial Group, Inc. (South Korea)	85,010	770,622
WSFS Financial Corp.	2,818	102,857
Yamaguchi Financial Group, Inc. (Japan)	246,700	2,159,618
Yapi ve Kredi Bankasi A/S (Turkey)	1,474,666	989,968
Zions Bancorp NA	5,964	208,084
		325,135,944
Beverages — 0.6%
Ambev SA (Brazil)	27,200	70,996
Boston Beer Co., Inc. (The) (Class A Stock)*	1	390
Brown-Forman Corp. (Class A Stock)	237	13,770
Brown-Forman Corp. (Class B Stock)	4,505	259,894
Celsius Holdings, Inc.*(a)	35,000	6,006,000
Coca-Cola Co. (The)	610,312	34,165,266
Coca-Cola Consolidated, Inc.	3,000	1,908,960
Coca-Cola Femsa SAB de CV (Mexico), UTS	3,330	26,009
Constellation Brands, Inc. (Class A Stock)	6,314	1,586,898

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Fomento Economico Mexicano SAB de CV (Mexico), UTS	19,100	$208,212
Keurig Dr. Pepper, Inc.	39,299	1,240,669
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,652	410,101
Molson Coors Beverage Co. (Class B Stock)	7,275	462,617
Monster Beverage Corp.*	14,978	793,085
PepsiCo, Inc.	157,554	26,695,950
Pernod Ricard SA (France)	14,489	2,412,273
Primo Water Corp.	66,500	917,700
United Spirits Ltd. (India)*	1,863	22,543
Varun Beverages Ltd. (India)	66,134	750,843
		77,952,176
Biotechnology — 1.1%
2seventy bio, Inc.*	30,800	120,736
3SBio, Inc. (China), 144A*	236,000	197,102
AbbVie, Inc.	290,266	43,267,050
ACADIA Pharmaceuticals, Inc.*	79,400	1,654,696
Agios Pharmaceuticals, Inc.*(a)	17,900	443,025
Alkermes PLC*	79,400	2,223,994
Alnylam Pharmaceuticals, Inc.*	500	88,550
Altimmune, Inc.*	76,400	198,640
Amgen, Inc.	120,765	32,456,801
Amicus Therapeutics, Inc.*	195,600	2,378,496
Apellis Pharmaceuticals, Inc.*	12,203	464,202
Arcutis Biotherapeutics, Inc.*	14,509	77,043
Argenx SE (Netherlands), ADR*	12,940	6,361,692
Avid Bioservices, Inc.*	19,251	181,729
Biogen, Inc.*	22,317	5,735,692
BioMarin Pharmaceutical, Inc.*	3,500	309,680
Blueprint Medicines Corp.*	15,900	798,498
Catalyst Pharmaceuticals, Inc.*	85,400	998,326
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	900	6,008
Denali Therapeutics, Inc.*(a)	56,800	1,171,784
Eagle Pharmaceuticals, Inc.*	11,400	179,778
Enanta Pharmaceuticals, Inc.*	27,000	301,590
Exact Sciences Corp.*	54,071	3,688,724
Exelixis, Inc.*	1,540	33,649
Fate Therapeutics, Inc.*	62,400	132,288
Gilead Sciences, Inc.	77,033	5,772,853
Halozyme Therapeutics, Inc.*	7,100	271,220
Horizon Therapeutics PLC*	510	59,002
Incyte Corp.*	26,289	1,518,715
Ionis Pharmaceuticals, Inc.*	280	12,701
iTeos Therapeutics, Inc.*	20,000	219,000
Karuna Therapeutics, Inc.*	30	5,073
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	85,300	1,481,661
MiMedx Group, Inc.*(a)	251,000	1,829,790
Mirati Therapeutics, Inc.*	1,041	45,346
Moderna, Inc.*	13,818	1,427,261
Neurocrine Biosciences, Inc.*	40,200	4,522,500
Regeneron Pharmaceuticals, Inc.*	4,168	3,430,097
Sutro Biopharma, Inc.*	43,100	149,557
Syndax Pharmaceuticals, Inc.*	12,196	177,086
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	7,054	$1,593,287
Vanda Pharmaceuticals, Inc.*	297,300	1,284,336
Vaxcyte, Inc.*(a)	6,058	308,837
Veracyte, Inc.*(a)	41,300	922,229
Vericel Corp.*(a)	15,400	516,208
Vertex Pharmaceuticals, Inc.*	22,444	7,804,677
Vir Biotechnology, Inc.*(a)	65,600	614,672
Y-mAbs Therapeutics, Inc.*	52,100	283,945
		137,719,826
Broadline Retail — 1.8%
Alibaba Group Holding Ltd. (China)*	123,456	1,338,533
Alibaba Group Holding Ltd. (China), ADR*(a)	3,539	306,973
Amazon.com, Inc.*	1,362,837	173,243,839
B&M European Value Retail SA (United Kingdom)	201,161	1,434,848
ContextLogic, Inc. (Class A Stock)*(a)	36,200	159,642
Coupang, Inc. (South Korea)*(a)	649,730	11,045,410
eBay, Inc.	21,300	939,117
Etsy, Inc.*	8,624	556,938
Europris ASA (Norway), 144A	50,385	280,889
Isetan Mitsukoshi Holdings Ltd. (Japan)	19,800	229,386
JD.com, Inc. (China), ADR	14,600	425,298
Kohl’s Corp.(a)	2,391	50,115
Macy’s, Inc.(a)	30,331	352,143
MercadoLibre, Inc. (Brazil)*	20,955	26,568,425
MINISO Group Holding Ltd. (China), ADR	600	15,540
Next PLC (United Kingdom)	59,375	5,266,065
Nordstrom, Inc.	2,067	30,881
Ollie’s Bargain Outlet Holdings, Inc.*	903	69,694
PDD Holdings, Inc. (China), ADR*(a)	11,556	1,133,297
Vipshop Holdings Ltd. (China), ADR*	42,000	672,420
		224,119,453
Building Products — 0.4%
A.O. Smith Corp.	4,596	303,933
AAON, Inc.	1,650	93,835
Allegion PLC(a)	1,819	189,540
Armstrong World Industries, Inc.	43,406	3,125,232
Assa Abloy AB (Sweden) (Class B Stock)	30,773	668,653
AZEK Co., Inc. (The)*	240,135	7,141,615
Builders FirstSource, Inc.*(a)	2,697	335,750
Bunka Shutter Co. Ltd. (Japan)	307,700	2,274,591
Carlisle Cos., Inc.	1,074	278,445
Carrier Global Corp.	34,112	1,882,982
Central Glass Co. Ltd. (Japan)	22,000	435,922
Cie de Saint-Gobain SA (France)	117,414	7,027,276
Fortune Brands Innovations, Inc.(a)	2,650	164,724
Gibraltar Industries, Inc.*	4,500	303,795
Hayward Holdings, Inc.*	41,763	588,858
Inwido AB (Sweden)	71,122	714,886
Johnson Controls International PLC	197,205	10,493,278
Lennox International, Inc.	678	253,870
Masco Corp.	9,165	489,869
Masonite International Corp.*	17,900	1,668,638

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Masterbrand, Inc.*	8,000	$97,200
Nichiha Corp. (Japan)	31,600	621,285
Owens Corning	1,905	259,861
Resideo Technologies, Inc.*	131,100	2,071,380
Takasago Thermal Engineering Co. Ltd. (Japan)	33,800	656,463
Trane Technologies PLC	8,028	1,628,962
Trex Co., Inc.*	11,200	690,256
UFP Industries, Inc.	1,900	194,560
Zehnder Group AG (Switzerland)	6,597	386,719
		45,042,378
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	294,114	7,403,043
abrdn PLC (United Kingdom)	371,830	702,533
Affiliated Managers Group, Inc.	761	99,189
Ameriprise Financial, Inc.	2,140	705,515
Amundi SA (France), 144A	4,050	227,476
AssetMark Financial Holdings, Inc.*	17,083	428,442
B3 SA - Brasil Bolsa Balcao (Brazil)	156,048	380,919
Banco BTG Pactual SA (Brazil), UTS	84,000	518,551
Bank of New York Mellon Corp. (The)	329,745	14,063,624
BGC Group, Inc. (Class A Stock)	633,700	3,345,936
BlackRock, Inc.	23,873	15,433,656
Blackstone, Inc.	31,356	3,359,482
Blue Owl Capital, Inc.	7,635	98,950
Bridge Investment Group Holdings, Inc. (Class A Stock)	26,222	241,242
Carlyle Group, Inc. (The)	4,500	135,720
Cboe Global Markets, Inc.	4,361	681,232
Charles Schwab Corp. (The)	61,411	3,371,464
CME Group, Inc.	14,706	2,944,435
Coinbase Global, Inc. (Class A Stock)*(a)	3,534	265,333
Deutsche Bank AG (Germany)	637,714	7,008,652
Deutsche Boerse AG (Germany)	27,053	4,671,966
East Money Information Co. Ltd. (China) (Class A Stock)	202,729	425,734
Evercore, Inc. (Class A Stock)	764	105,340
FactSet Research Systems, Inc.	713	311,766
Franklin Resources, Inc.(a)	11,529	283,383
Goldman Sachs Group, Inc. (The)	80,562	26,067,446
Hamilton Lane, Inc. (Class A Stock)	23,800	2,152,472
HDFC Asset Management Co. Ltd. (India), 144A	500	15,925
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	61,370	2,277,611
Houlihan Lokey, Inc.	2,072	221,953
Interactive Brokers Group, Inc. (Class A Stock)	2,169	187,749
Intercontinental Exchange, Inc.	97,355	10,710,997
Invesco Ltd.	499,027	7,245,872
Investec PLC (United Kingdom)	390,936	2,283,400
Janus Henderson Group PLC	2,881	74,387
Jefferies Financial Group, Inc.	4,280	156,776
Julius Baer Group Ltd. (Switzerland)	9,372	599,882
KKR & Co., Inc.	10,291	633,926
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Korea Investment Holdings Co. Ltd. (South Korea)	13,066	$513,030
Lazard Ltd. (Class A Stock)	2,161	67,013
LPL Financial Holdings, Inc.	35,000	8,317,750
Man Group PLC (United Kingdom)	1,261,766	3,429,507
MarketAxess Holdings, Inc.	713	152,325
Mirae Asset Securities Co. Ltd. (South Korea)	344,082	1,643,601
Moody’s Corp.	62,066	19,623,407
Morgan Stanley	71,521	5,841,120
MSCI, Inc.	19,792	10,154,879
Nasdaq, Inc.	41,002	1,992,287
NH Investment & Securities Co. Ltd. (South Korea)	45,454	344,059
Northern Trust Corp.(a)	8,259	573,835
Partners Group Holding AG (Switzerland)	2,957	3,319,514
Raymond James Financial, Inc.(a)	8,057	809,165
Robinhood Markets, Inc. (Class A Stock)*	13,738	134,770
S&P Global, Inc.	24,658	9,010,280
Samsung Securities Co. Ltd. (South Korea)	28,176	766,591
SEI Investments Co.	2,171	130,759
Singapore Exchange Ltd. (Singapore)	342,100	2,433,705
State Street Corp.	46,225	3,095,226
Stifel Financial Corp.	2,187	134,369
StoneX Group, Inc.*	8,000	775,360
T. Rowe Price Group, Inc.	9,179	962,602
TPG, Inc.(a)	805	24,247
Tradeweb Markets, Inc. (Class A Stock)	1,479	118,616
UBS Group AG (Switzerland)	26,112	643,196
Value Partners Group Ltd. (Hong Kong)	774,000	243,123
Victory Capital Holdings, Inc. (Class A Stock)	57,800	1,927,052
Virtu Financial, Inc. (Class A Stock)	449,072	7,755,473
Virtus Investment Partners, Inc.	3,300	666,567
XP, Inc. (Brazil) (Class A Stock)	60,905	1,403,860
		206,849,267
Chemicals — 0.7%
AdvanSix, Inc.	53,000	1,647,240
Air Products & Chemicals, Inc.	9,200	2,607,280
Albemarle Corp.	4,847	824,184
Arkema SA (France)	9,333	918,747
Ashland, Inc.	1,075	87,806
Asian Paints Ltd. (India)	2,389	90,802
Avient Corp.	10,745	379,513
Axalta Coating Systems Ltd.*	3,986	107,223
Berger Paints India Ltd. (India)	1,882	12,868
Cabot Corp.	1,600	110,832
Celanese Corp.	4,117	516,766
CF Industries Holdings, Inc.	7,825	670,915
Chemours Co. (The)	2,979	83,561
Corteva, Inc.	29,749	1,521,959
Dow, Inc.(a)	28,857	1,487,867
DuPont de Nemours, Inc.	42,211	3,148,518

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	4,779	$366,645
Ecolab, Inc.	43,730	7,407,862
Ecovyst, Inc.*	110,600	1,088,304
Element Solutions, Inc.	4,787	93,873
Elkem ASA (Norway), 144A*	167,239	338,257
FMC Corp.	4,610	308,732
Ganfeng Lithium Group Co. Ltd. (China) (Class H Stock), 144A	2,600	10,618
Ginkgo Bioworks Holdings, Inc.*(a)	26,828	48,559
Huntsman Corp.	3,740	91,256
ICL Group Ltd. (Israel)	142,731	787,604
Incitec Pivot Ltd. (Australia)	734,340	1,471,438
International Flavors & Fragrances, Inc.	10,398	708,832
K+S AG (Germany)	11,101	200,754
Koppers Holdings, Inc.	5,500	217,525
Kuraray Co. Ltd. (Japan)	23,200	274,832
Linde PLC	56,323	20,971,869
Livent Corp.*(a)	19,000	349,790
LyondellBasell Industries NV (Class A Stock)	57,138	5,410,969
Mosaic Co. (The)	13,708	488,005
Navin Fluorine International Ltd. (India)	8,844	400,587
NewMarket Corp.	131	59,610
Nippon Paint Holdings Co. Ltd. (Japan)	72,500	486,919
Nippon Pillar Packing Co. Ltd. (Japan)	16,700	435,393
Nippon Sanso Holdings Corp. (Japan)	14,400	340,941
OCI NV (Netherlands)	6,831	189,950
Olin Corp.	2,799	139,894
Orbia Advance Corp. SAB de CV (Mexico)	3,300	6,851
Orica Ltd. (Australia)	79,736	795,025
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR (MOEX)^	276	—
PhosAgro PJSC (Russia), GDR (XLON)*^	3	—
PI Industries Ltd. (India)	5,967	247,839
PPG Industries, Inc.	78,955	10,248,359
Rayonier Advanced Materials, Inc.*	218,300	772,782
RPM International, Inc.	2,182	206,875
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,441	51,141
Sahara International Petrochemical Co. (Saudi Arabia)	2,220	22,418
Sasol Ltd. (South Africa)(a)	45,395	623,148
Saudi Aramco Base Oil Co. (Saudi Arabia)	5,500	218,235
Sherwin-Williams Co. (The)	47,705	12,167,160
Shin-Etsu Chemical Co. Ltd. (Japan)	61,700	1,792,117
Solvay SA (Belgium)	33,566	3,709,357
Supreme Industries Ltd. (India)	364	18,044
Tianqi Lithium Corp. (China) (Class A Stock)	7,500	56,708
Valhi, Inc.	13,600	180,336
Westlake Corp.(a)	689	85,898
Yara International ASA (Brazil)	25,217	952,185
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	9,000	$21,137
		89,080,714
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,400	96,024
ACCO Brands Corp.	103,600	594,664
ACV Auctions, Inc. (Class A Stock)*	23,620	358,552
Brambles Ltd. (Australia)	530,815	4,876,351
Cintas Corp.	1,860	894,678
Clean Harbors, Inc.*	1,085	181,586
Copart, Inc.*	150,016	6,464,189
CoreCivic, Inc.*	13,000	146,250
Dai Nippon Printing Co. Ltd. (Japan)	7,600	197,738
Deluxe Corp.(a)	53,000	1,001,170
Driven Brands Holdings, Inc.*	1,352	17,022
Enviri Corp.*	102,700	741,494
HNI Corp.	6,900	238,947
Indian Railway Catering & Tourism Corp. Ltd. (India)	1,511	12,363
Interface, Inc.	21,400	209,934
Loomis AB (Sweden)	14,846	399,548
MSA Safety, Inc.	641	101,054
Nippon Parking Development Co. Ltd. (Japan)	309,800	441,551
Okamura Corp. (Japan)	42,500	641,754
Park24 Co. Ltd. (Japan)*	159,800	2,024,777
RB Global, Inc. (Canada)	820	51,250
Republic Services, Inc.	28,319	4,035,741
Rollins, Inc.	4,861	181,461
S-1 Corp. (South Korea)	475	19,935
Serco Group PLC (United Kingdom)	405,993	736,352
SP Plus Corp.*	13,200	476,520
Stericycle, Inc.*	1,976	88,347
Tetra Tech, Inc.	930	141,388
VSE Corp.	3,805	191,924
Waste Management, Inc.	8,480	1,292,691
		26,855,255
Communications Equipment — 0.5%
Accton Technology Corp. (Taiwan)	57,000	874,504
Arista Networks, Inc.*	39,570	7,278,110
Ciena Corp.*	3,166	149,625
Cisco Systems, Inc.	877,993	47,200,904
Extreme Networks, Inc.*	205,000	4,963,050
F5, Inc.*	2,348	378,357
Juniper Networks, Inc.	13,063	363,021
Lumentum Holdings, Inc.*(a)	1,469	66,370
Motorola Solutions, Inc.	3,730	1,015,455
NetScout Systems, Inc.*	32,500	910,650
Ubiquiti, Inc.	42	6,103
Viasat, Inc.*(a)	2,257	41,664
ZTE Corp. (China) (Class H Stock)	4,600	13,842
		63,261,655

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	16,025	$576,094
AECOM	2,778	230,685
API Group Corp.*	42,400	1,099,432
Arcosa, Inc.	15,400	1,107,260
Balfour Beatty PLC (United Kingdom)	211,616	826,472
China Railway Group Ltd. (China) (Class H Stock)	27,000	13,886
Eiffage SA (France)	53,681	5,095,273
EMCOR Group, Inc.	35,260	7,418,351
Fluor Corp.*(a)	67,600	2,480,920
Gamuda Bhd (Malaysia)	12,000	11,323
Great Lakes Dredge & Dock Corp.*	25,505	203,275
Hazama Ando Corp. (Japan)	54,400	424,300
INFRONEER Holdings, Inc. (Japan)	64,200	664,276
Larsen & Toubro Ltd. (India)	4,140	150,418
MasTec, Inc.*(a)	1,327	95,504
MDU Resources Group, Inc.	4,339	84,958
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	24,700	12,458
Obayashi Corp. (Japan)	218,300	1,921,013
Quanta Services, Inc.	5,088	951,812
Samsung Engineering Co. Ltd. (South Korea)*	12,122	271,255
Sterling Infrastructure, Inc.*	62,300	4,577,804
Valmont Industries, Inc.	406	97,525
Vinci SA (France)	102,134	11,299,191
WillScot Mobile Mini Holdings Corp.*	138,187	5,747,197
		45,360,682
Construction Materials — 0.3%
Cemex SAB de CV (Mexico), UTS*	94,500	61,545
CRH PLC	50,875	2,804,950
Eagle Materials, Inc.	221	36,801
Heidelberg Materials AG (Germany)	9,696	750,959
Holcim AG*	144,071	9,221,827
James Hardie Industries PLC, CDI*	120,679	3,156,148
Martin Marietta Materials, Inc.(a)	14,789	6,070,589
Summit Materials, Inc. (Class A Stock)*	79,820	2,485,595
UltraTech Cement Ltd. (India)	3,280	325,268
Vulcan Materials Co.	61,220	12,367,664
Wienerberger AG (Austria)	8,136	205,925
		37,487,271
Consumer Finance — 0.2%
Ally Financial, Inc.	5,761	153,703
American Express Co.	82,828	12,357,109
Bajaj Finance Ltd. (India)	4,558	427,534
Bread Financial Holdings, Inc.	3,400	116,280
Capital One Financial Corp.	36,966	3,587,550
Credit Acceptance Corp.*	135	62,116
Discover Financial Services	10,508	910,308
Enova International, Inc.*	45,500	2,314,585
Muthoot Finance Ltd. (India)	741	11,156
OneMain Holdings, Inc.	2,403	96,336
PROG Holdings, Inc.*	6,600	219,186
SLM Corp.	3,193	43,489
SoFi Technologies, Inc.*(a)	19,221	153,576
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	119,212	$3,644,311
		24,097,239
Consumer Staples Distribution & Retail — 1.1%
Albertson’s Cos., Inc. (Class A Stock)	7,884	179,361
Alimentation Couche-Tard, Inc. (Canada)	10,100	512,938
Berli Jucker PCL (Thailand)	8,800	7,412
BGF retail Co. Ltd. (South Korea)	552	57,707
BIM Birlesik Magazalar A/S (Turkey)	59,899	599,230
BJ’s Wholesale Club Holdings, Inc.*(a)	1,747	124,683
Carrefour SA (France)	44,936	771,781
Casey’s General Stores, Inc.	678	184,091
Cencosud SA (Chile)	245,171	464,711
Chefs’ Warehouse, Inc. (The)*(a)	9,171	194,242
Costco Wholesale Corp.	48,776	27,556,489
Dollar General Corp.	4,577	484,247
Dollar Tree, Inc.*	8,688	924,838
E-MART, Inc. (South Korea)	142	7,404
Empire Co. Ltd. (Canada) (Class A Stock)	38,508	1,047,576
George Weston Ltd. (Canada)	10,700	1,186,631
GrainCorp Ltd. (Australia) (Class A Stock)	339,504	1,534,145
Grocery Outlet Holding Corp.*	1,878	54,180
J Sainsbury PLC (United Kingdom)	107,212	330,162
Jeronimo Martins SGPS SA (Portugal)	20,878	468,882
Koninklijke Ahold Delhaize NV (Netherlands)	458,363	13,814,919
Kroger Co. (The)	146,759	6,567,465
Loblaw Cos. Ltd. (Canada)	43,000	3,653,378
Magnit PJSC (Russia)^	5,159	—
Metcash Ltd. (Australia)	973,236	2,356,164
Metro, Inc. (Canada)	10,768	559,230
Nahdi Medical Co. (Saudi Arabia)	789	30,346
Performance Food Group Co.*(a)	56,336	3,315,937
President Chain Store Corp. (Taiwan)	7,000	56,905
Sonae SGPS SA (Portugal)	601,131	583,829
SpartanNash Co.	4,700	103,400
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,955,009	374,110
Sysco Corp.	9,985	659,509
Target Corp.	83,653	9,249,512
Tesco PLC (United Kingdom)	1,036,797	3,334,843
United Natural Foods, Inc.*	149,300	2,111,102
US Foods Holding Corp.*	134,424	5,336,633
Walgreens Boots Alliance, Inc.(a)	29,304	651,721
Walmart, Inc.	278,743	44,579,368
Woolworths Group Ltd. (Australia)	104,502	2,501,904
		136,530,985
Containers & Packaging — 0.1%
Amcor PLC(a)	60,481	554,006
AptarGroup, Inc.	1,394	174,306
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA(a)	701	2,194
Avery Dennison Corp.	2,693	491,930
Ball Corp.	12,586	626,531

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Berry Global Group, Inc.	2,520	$156,013
Crown Holdings, Inc.(a)	2,192	193,948
Graphic Packaging Holding Co.	2,773	61,782
International Paper Co.	14,001	496,616
Klabin SA (Brazil), UTS	152,300	725,058
O-I Glass, Inc.*	66,400	1,110,872
Packaging Corp. of America	3,779	580,266
Pactiv Evergreen, Inc.	62,100	504,873
Ranpak Holdings Corp.*	155,800	847,552
Sealed Air Corp.	3,949	129,764
Silgan Holdings, Inc.	1,799	77,555
Sonoco Products Co.	2,089	113,537
Verallia SA (France), 144A	5,854	230,263
Westrock Co.	85,764	3,070,351
		10,147,417
Distributors — 0.1%
Arata Corp. (Japan)	14,400	537,215
Genuine Parts Co.(a)	49,818	7,192,723
Inchcape PLC (United Kingdom)	95,111	876,014
LKQ Corp.	136,434	6,754,847
Pool Corp.	713	253,899
		15,614,698
Diversified Consumer Services — 0.1%
ADT, Inc.	4,826	28,956
Bright Horizons Family Solutions, Inc.*	963	78,446
Coursera, Inc.*	22,500	420,525
Frontdoor, Inc.*	123,900	3,790,101
Grand Canyon Education, Inc.*	469	54,817
H&R Block, Inc.	1,000	43,060
Mister Car Wash, Inc.*(a)	744	4,099
Nerdy, Inc.*	37,200	137,640
Perdoceo Education Corp.	104,200	1,781,820
Service Corp. International	2,022	115,537
Stride, Inc.*(a)	26,800	1,206,804
WW International, Inc.*(a)	44,000	487,080
		8,148,885
Diversified REITs — 0.1%
Activia Properties, Inc. (Japan)	136	375,208
Alexander & Baldwin, Inc.	8,700	145,551
Broadstone Net Lease, Inc.	20,571	294,165
Essential Properties Realty Trust, Inc.(a)	16,701	361,243
Fibra Uno Administracion SA de CV (Mexico)	19,500	32,617
GPT Group (The) (Australia)	342,737	853,492
Land Securities Group PLC (United Kingdom)	19,887	142,551
Nomura Real Estate Master Fund, Inc. (Japan)	603	675,363
Sekisui House Reit, Inc. (Japan)	1,152	641,728
Stockland (Australia)	921,090	2,305,277
United Urban Investment Corp. (Japan)	216	224,867
WP Carey, Inc.	4,494	243,035
		6,295,097
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(a)	1,409,060	$21,164,081
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,454,623	3,467,918
China Tower Corp. Ltd. (China) (Class H Stock), 144A	2,372,000	226,598
Chunghwa Telecom Co. Ltd. (Taiwan)	25,000	89,859
Cogent Communications Holdings, Inc.	2,365	146,393
Deutsche Telekom AG (Germany)	210,153	4,408,339
Eurotelesites AG (Austria)*	10,778	47,175
Frontier Communications Parent, Inc.*	5,266	82,413
Hellenic Telecommunications Organization SA (Greece)	37,250	543,314
HKT Trust & HKT Ltd. (Hong Kong), UTS	265,000	276,334
Iridium Communications, Inc.	65	2,957
Koninklijke KPN NV (Netherlands)	1,701,333	5,605,326
LG Uplus Corp. (South Korea)	1,346	10,336
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	94,200	768,672
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	125,800	1,026,528
Lumen Technologies, Inc.*(a)	120,900	171,678
Ooredoo QPSC (Qatar)	101,685	298,621
Proximus SADP (Belgium)	90,198	732,883
Saudi Telecom Co. (Saudi Arabia)	12,512	125,481
Telefonica Brasil SA (Brazil)	3,200	27,356
Telefonica Deutschland Holding AG (Germany)	303,441	542,726
Telekom Austria AG (Austria)*	43,113	300,756
Telstra Group Ltd. (Australia)	357,714	883,784
Verizon Communications, Inc.	434,269	14,074,658
		55,024,186
Electric Utilities — 0.6%
ALLETE, Inc.	46,400	2,449,920
Alliant Energy Corp.(a)	10,202	494,287
American Electric Power Co., Inc.	21,100	1,587,142
Avangrid, Inc.(a)	1,544	46,582
Centrais Eletricas Brasileiras SA (Brazil)	17,224	126,031
CEZ A/S (Czech Republic)	14,181	602,926
Chubu Electric Power Co., Inc. (Japan)	86,500	1,101,136
CK Infrastructure Holdings Ltd. (Hong Kong)	42,000	198,171
Constellation Energy Corp.	28,143	3,069,838
CPFL Energia SA (Brazil)	35,400	238,251
Duke Energy Corp.(a)	31,683	2,796,342
Edison International	26,492	1,676,679
Endesa SA (Spain)	233,027	4,742,437
Enel Chile SA (Chile)	828,146	50,284
Enel SpA (Italy)	609,930	3,740,546
Entergy Corp.(a)	65,018	6,014,165
Evergy, Inc.	9,237	468,316
Eversource Energy	40,046	2,328,675
Exelon Corp.(a)	41,499	1,568,247
FirstEnergy Corp.	42,719	1,460,135
Hawaiian Electric Industries, Inc.	2,445	30,098
Iberdrola SA (Spain)	40,051	447,948

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
IDACORP, Inc.	1,082	$101,329
Inter RAO UES PJSC (Russia)^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	39,400	545,475
NextEra Energy, Inc.(a)	142,574	8,168,064
NRG Energy, Inc.	319,354	12,301,516
OGE Energy Corp.(a)	4,259	141,952
PG&E Corp.*	736,008	11,871,809
PGE Polska Grupa Energetyczna SA (Poland)*	238,259	407,423
Pinnacle West Capital Corp.(a)	4,663	343,570
Portland General Electric Co.	10,300	416,944
Power Grid Corp. of India Ltd. (India)	104,465	250,747
PPL Corp.	147,286	3,470,058
Southern Co. (The)	44,632	2,888,583
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	123,600	551,337
Verbund AG (Austria)	6,783	551,809
Xcel Energy, Inc.	22,459	1,285,104
		78,533,879
Electrical Equipment — 0.7%
ABB India Ltd. (India)	675	33,251
ABB Ltd. (Switzerland)	289,248	10,324,190
Acuity Brands, Inc.	679	115,641
AMETEK, Inc.	24,427	3,609,334
Array Technologies, Inc.*(a)	115,400	2,560,726
Atkore, Inc.*	3,500	522,165
CG Power & Industrial Solutions Ltd. (India)	12,123	64,431
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	3,600	100,652
Eaton Corp. PLC	59,263	12,639,613
Emerson Electric Co.	161,418	15,588,136
Encore Wire Corp.(a)	3,100	565,626
EnerSys	27,400	2,593,958
Fuji Electric Co. Ltd. (Japan)	12,500	562,946
Fujikura Ltd. (Japan)	733,200	5,891,773
Generac Holdings, Inc.*(a)	2,598	283,078
Hubbell, Inc.	619	194,001
Legrand SA (France)	41,721	3,833,587
LSI Industries, Inc.	31,800	504,984
Nidec Corp. (Japan)	11,600	535,612
nVent Electric PLC	3,497	185,306
Plug Power, Inc.*(a)	10,523	79,975
Preformed Line Products Co.	3,100	503,998
Prysmian SpA (Italy)	14,625	587,023
Regal Rexnord Corp.	6,439	920,004
Rockwell Automation, Inc.	2,377	679,513
Schneider Electric SE	29,485	4,858,898
Sensata Technologies Holding PLC	22,720	859,270
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	5,500	67,481
Sunrun, Inc.*(a)	4,563	57,311
Vertiv Holdings Co.	399,239	14,851,691
WEG SA (Brazil)	10,100	73,019
		84,247,193
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Advanced Energy Industries, Inc.	1,700	$175,304
ALSO Holding AG (Switzerland)	3,653	916,465
Amphenol Corp. (Class A Stock)	17,892	1,502,749
Arlo Technologies, Inc.*	66,100	680,830
Arrow Electronics, Inc.*	1,214	152,041
AUO Corp. (Taiwan)*	1,897,800	964,482
Avnet, Inc.	18,949	913,152
Belden, Inc.	26,700	2,577,885
CDW Corp.	2,874	579,858
China Railway Signal & Communication Corp. Ltd. (China) (Class A Stock)	68,184	49,391
Chroma ATE, Inc. (Taiwan)	28,396	243,517
Citizen Watch Co. Ltd. (Japan)(a)	361,200	2,221,833
Cognex Corp.	8,486	360,146
Coherent Corp.*	2,424	79,119
Corning, Inc.	58,249	1,774,847
Crane NXT Co.	13,841	769,144
Daiwabo Holdings Co. Ltd. (Japan)	69,900	1,340,174
Delta Electronics Thailand PCL (Thailand)	13,600	30,745
Delta Electronics, Inc. (Taiwan)	12,000	120,863
Dexerials Corp. (Japan)	58,300	1,435,494
Evolv Technologies Holdings, Inc.*	32,300	156,978
FARO Technologies, Inc.*	32,300	491,929
Foxconn Industrial Internet Co. Ltd. (China) (Class A Stock)	26,400	71,663
Hengdian Group DMEGC Magnetics Co. Ltd. (China) (Class A Stock)	28,500	63,902
Hon Hai Precision Industry Co. Ltd. (Taiwan)	81,000	261,082
Hosiden Corp. (Japan)	80,400	1,030,509
Innolux Corp. (Taiwan)	2,768,300	1,129,094
IPG Photonics Corp.*	647	65,696
Jabil, Inc.	28,995	3,679,176
Keyence Corp. (Japan)	11,572	4,279,625
Keysight Technologies, Inc.*	13,840	1,831,171
Largan Precision Co. Ltd. (Taiwan)	2,000	132,497
Lingyi iTech Guangdong Co. (China) (Class A Stock)	9,900	7,766
Littelfuse, Inc.	513	126,875
Macnica Holdings, Inc. (Japan)	51,200	2,403,742
Nan Ya Printed Circuit Board Corp. (Taiwan)	56,000	464,115
National Instruments Corp.	631	37,620
nLight, Inc.*	35,300	367,120
Samsung SDI Co. Ltd. (South Korea)	4,705	1,778,079
Sanmina Corp.*	35,900	1,948,652
Sensirion Holding AG (Switzerland), 144A*	3,756	300,603
Shimadzu Corp. (Japan)	38,200	1,013,266
Spectris PLC (United Kingdom)	6,576	271,862
Synnex Technology International Corp. (Taiwan)	271,000	538,234
TD SYNNEX Corp.	28,194	2,815,453
TE Connectivity Ltd.	6,300	778,239
Teledyne Technologies, Inc.*	10,912	4,458,425
Trimble, Inc.*	9,978	537,415
Unimicron Technology Corp. (Taiwan)	97,000	523,341

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Vontier Corp.	2,009	$62,118
WPG Holdings Ltd. (Taiwan)	439,000	824,550
Yokogawa Electric Corp. (Japan)	14,300	276,000
Zebra Technologies Corp. (Class A Stock)*	1,839	434,979
Zhen Ding Technology Holding Ltd. (Taiwan)	181,000	552,592
		50,602,407
Energy Equipment & Services — 0.4%
Baker Hughes Co.	270,111	9,540,321
DMC Global, Inc.*	44,200	1,081,574
Halliburton Co.	129,193	5,232,316
Helix Energy Solutions Group, Inc.*	24,900	278,133
Liberty Energy, Inc.	66,100	1,224,172
Newpark Resources, Inc.*	90,900	628,119
NOV, Inc.	8,345	174,411
Oceaneering International, Inc.*	8,400	216,048
Schlumberger NV	330,620	19,275,146
TechnipFMC PLC (United Kingdom)	9,045	183,975
TETRA Technologies, Inc.*	195,000	1,244,100
Tidewater, Inc.*	32,700	2,323,989
U.S. Silica Holdings, Inc.*	50,200	704,808
Weatherford International PLC*	33,551	3,030,662
		45,137,774
Entertainment — 0.6%
Activision Blizzard, Inc.	29,774	2,787,740
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	1,348	10,770
Cinemark Holdings, Inc.*(a)	42,400	778,040
CTS Eventim AG & Co. KGaA (Germany)	14,848	842,825
Electronic Arts, Inc.	106,327	12,801,771
GungHo Online Entertainment, Inc. (Japan)	133,300	2,104,152
iQIYI, Inc. (China), ADR*	2,800	13,272
Kingsoft Corp. Ltd. (China)	5,800	20,899
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	457	25,839
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	4,111	256,115
Liberty Media Corp.-Liberty Live (Class A Stock)*	330	10,534
Liberty Media Corp.-Liberty Live (Class C Stock)*	927	29,757
Lions Gate Entertainment Corp. (Class A Stock)*	12,800	108,544
Lions Gate Entertainment Corp. (Class B Stock)*	31,700	249,479
Live Nation Entertainment, Inc.*(a)	5,436	451,405
Madison Square Garden Sports Corp.	400	70,520
NetEase, Inc. (China), ADR	5,200	520,832
Netflix, Inc.*	99,533	37,583,661
Nintendo Co. Ltd. (Japan)	67,000	2,784,049
Playtika Holding Corp.*	205	1,974
Roku, Inc.*	2,346	165,604
Take-Two Interactive Software, Inc.*	6,579	923,626
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Walt Disney Co. (The)*	108,536	$8,796,843
Warner Bros Discovery, Inc.*	745,070	8,091,460
		79,429,711
Financial Services — 2.2%
Affirm Holdings, Inc.*(a)	4,709	100,160
Apollo Global Management, Inc.	38,258	3,434,038
Banca IFIS SpA (Italy)	10,810	186,360
Banca Mediolanum SpA (Italy)	26,360	224,624
Berkshire Hathaway, Inc. (Class B Stock)*	192,971	67,597,741
BFF Bank SpA (Italy), 144A	42,769	426,634
Block, Inc.*	7,206	318,938
Cannae Holdings, Inc.*	109,800	2,046,672
Corebridge Financial, Inc.	139,555	2,756,211
Enact Holdings, Inc.	58,800	1,601,124
Essent Group Ltd.	12,100	572,209
Euronet Worldwide, Inc.*	395	31,355
EXOR NV (Netherlands)	9,254	818,504
Fidelity National Information Services, Inc.	200,579	11,086,001
Fiserv, Inc.*	21,847	2,467,837
FleetCor Technologies, Inc.*	1,511	385,819
Global Payments, Inc.	10,993	1,268,482
Helia Group Ltd. (Australia)	426,979	956,368
Investor AB (Sweden) (Class B Stock)	108,579	2,078,692
Jack Henry & Associates, Inc.	2,576	389,337
Mastercard, Inc. (Class A Stock)	185,905	73,601,648
Meritz Financial Group, Inc. (South Korea)*	31,386	1,284,474
MGIC Investment Corp.	6,174	103,044
Mr. Cooper Group, Inc.*	10,900	583,804
NMI Holdings, Inc. (Class A Stock)*	3,400	92,106
ORIX Corp. (Japan)	73,900	1,379,891
Paragon Banking Group PLC (United Kingdom)	231,644	1,383,953
Payoneer Global, Inc.*	305,200	1,867,824
PayPal Holdings, Inc.*	217,821	12,733,816
Plus500 Ltd. (Israel)	44,962	755,264
Power Finance Corp. Ltd. (India)	17,469	52,895
Remitly Global, Inc.*(a)	74,400	1,876,368
Repay Holdings Corp.*	12,800	97,152
Rocket Cos., Inc. (Class A Stock)*	1,228	10,045
Shift4 Payments, Inc. (Class A Stock)*(a)	60,907	3,372,421
StoneCo Ltd. (Brazil) (Class A Stock)*	16,500	176,055
TFS Financial Corp.	1,228	14,515
UWM Holdings Corp.	385	1,867
Visa, Inc. (Class A Stock)(a)	316,037	72,691,670
Voya Financial, Inc.	2,089	138,814
Western Union Co. (The)	6,334	83,482
WEX, Inc.*	5,322	1,001,015
		272,049,229
Food Products — 0.7%
Adecoagro SA (Brazil)	47,780	558,548
Almarai Co. JSC (Saudi Arabia)	1,536	26,062
Archer-Daniels-Midland Co.	189,523	14,293,825

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Austevoll Seafood ASA (Norway)	112,698	$789,696
Bunge Ltd.	5,956	644,737
Campbell Soup Co.(a)	7,875	323,505
China Feihe Ltd. (China), 144A	26,000	15,277
Conagra Brands, Inc.	19,469	533,840
Darling Ingredients, Inc.*	13,517	705,587
First Resources Ltd. (Indonesia)	201,300	224,726
Flowers Foods, Inc.	4,027	89,319
Freshpet, Inc.*(a)	8,454	556,950
General Mills, Inc.	24,173	1,546,830
Glanbia PLC (Ireland)	15,479	255,069
Golden Agri-Resources Ltd. (Indonesia)	4,824,000	934,494
Hain Celestial Group, Inc. (The)*	89,900	932,263
Hershey Co. (The)	33,177	6,638,054
Hormel Foods Corp.	11,489	436,927
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	15,600	11,180
Indofood Sukses Makmur Tbk PT (Indonesia)	566,800	242,636
Ingredion, Inc.	1,408	138,547
IOI Corp. Bhd (Malaysia)	19,200	16,250
J.M. Smucker Co. (The)(a)	4,203	516,591
JBS SA	146,700	526,790
Kellogg Co.	10,496	624,617
Kraft Heinz Co. (The)	104,143	3,503,370
Kuala Lumpur Kepong Bhd (Malaysia)	3,100	14,112
Lamb Weston Holdings, Inc.	4,565	422,080
McCormick & Co., Inc.(a)	10,187	770,545
Mondelez International, Inc. (Class A Stock)	326,688	22,672,147
Mowi ASA (Norway)	100,645	1,778,929
Nestle India Ltd. (India)	204	55,211
Nestle SA	112,701	12,757,305
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	750,042
Orion Corp. (South Korea)	2,803	267,187
Orkla ASA (Norway)	48,870	365,007
Pilgrim’s Pride Corp.*	665	15,182
Post Holdings, Inc.*	1,144	98,087
PPB Group Bhd (Malaysia)	4,000	13,192
Premier Foods PLC (United Kingdom)	656,977	960,664
Savola Group (The) (Saudi Arabia)	1,665	16,013
Seaboard Corp.	4	15,012
Sovos Brands, Inc.*(a)	87,700	1,977,635
Tyson Foods, Inc. (Class A Stock)	12,004	606,082
Uni-President Enterprises Corp. (Taiwan)	30,000	65,204
WH Group Ltd. (Hong Kong), 144A	4,438,860	2,323,380
Wilmar International Ltd. (China)	1,460,500	3,974,446
		85,003,152
Gas Utilities — 0.1%
Atmos Energy Corp.	5,898	624,775
Beijing Enterprises Holdings Ltd. (China)	63,000	216,687
GAIL India Ltd. (India)	14,591	21,823
Indraprastha Gas Ltd. (India)	1,946	10,636
Italgas SpA (Italy)	634,659	3,247,064
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Kunlun Energy Co. Ltd. (China)	168,000	$144,573
National Fuel Gas Co.	1,886	97,902
Naturgy Energy Group SA (Spain)	26,988	734,213
Osaka Gas Co. Ltd. (Japan)	7,400	121,766
Rubis SCA (France)	55,301	1,238,550
Southwest Gas Holdings, Inc.(a)	8,200	495,362
Spire, Inc.	3,300	186,714
Tokyo Gas Co. Ltd. (Japan)	52,000	1,178,978
UGI Corp.(a)	250,276	5,756,348
		14,075,391
Ground Transportation — 0.5%
Avis Budget Group, Inc.*	287	51,571
CSX Corp.	211,304	6,497,598
Hertz Global Holdings, Inc.*(a)	2,930	35,893
J.B. Hunt Transport Services, Inc.	2,969	559,716
Knight-Swift Transportation Holdings, Inc.	3,321	166,548
Landstar System, Inc.	127	22,471
Norfolk Southern Corp.	9,316	1,834,600
Odakyu Electric Railway Co. Ltd. (Japan)	19,600	292,859
Old Dominion Freight Line, Inc.	1,919	785,140
Redde Northgate PLC (United Kingdom)	212,273	874,648
Ryder System, Inc.	984	105,239
Saia, Inc.*	5,388	2,147,926
Schneider National, Inc. (Class B Stock)	1,247	34,529
Seibu Holdings, Inc. (Japan)	92,800	892,785
Uber Technologies, Inc.*	852,243	39,194,656
U-Haul Holding Co.*	147	8,022
U-Haul Holding Co. (Non Voting)	1,210	63,392
Union Pacific Corp.	52,924	10,776,914
XPO, Inc.*	2,341	174,779
		64,519,286
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	230,701	22,343,392
Align Technology, Inc.*	1,546	472,025
AngioDynamics, Inc.*	42,100	307,751
AtriCure, Inc.*	41,400	1,813,320
Avanos Medical, Inc.*	71,300	1,441,686
Baxter International, Inc.	221,580	8,362,429
Becton, Dickinson & Co.	11,686	3,021,182
Boston Scientific Corp.*	380,616	20,096,525
Cochlear Ltd. (Australia)	3,275	536,390
CONMED Corp.	1,000	100,850
Cooper Cos., Inc. (The)	1,980	629,660
DENTSPLY SIRONA, Inc.	120,058	4,101,181
Dexcom, Inc.*	35,717	3,332,396
Edwards Lifesciences Corp.*	12,519	867,316
Enovis Corp.*	20,285	1,069,628
Envista Holdings Corp.*	3,501	97,608
GE HealthCare Technologies, Inc.	149,850	10,195,794
Globus Medical, Inc. (Class A Stock)*	1,686	83,710
Haemonetics Corp.*	28,000	2,508,240
Hologic, Inc.*	10,017	695,180

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ICU Medical, Inc.*	402	$47,842
IDEXX Laboratories, Inc.*	1,664	727,617
Inari Medical, Inc.*	24,100	1,576,140
Inmode Ltd.*(a)	38,640	1,176,974
Insulet Corp.*	1,300	207,337
Integer Holdings Corp.*	19,400	1,521,542
Integra LifeSciences Holdings Corp.*(a)	1,543	58,927
Intuitive Surgical, Inc.*	84,905	24,816,882
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	13,500	63,751
Koninklijke Philips NV (Netherlands)*	36,928	736,797
Lantheus Holdings, Inc.*	2,700	187,596
Medtronic PLC	111,105	8,706,188
OraSure Technologies, Inc.*	60,300	357,579
QuidelOrtho Corp.*	1,140	83,266
ResMed, Inc.	2,972	439,470
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	400	14,877
Shockwave Medical, Inc.*	722	143,750
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	185,552
STERIS PLC(a)	3,995	876,583
Stryker Corp.	12,248	3,347,011
Tactile Systems Technology, Inc.*	15,600	219,180
Tandem Diabetes Care, Inc.*	945	19,628
Teleflex, Inc.	1,825	358,448
Varex Imaging Corp.*	5,400	101,466
Zimmer Biomet Holdings, Inc.	73,900	8,293,058
Zimvie, Inc.*	10,900	102,569
Zynex, Inc.*(a)	14,200	113,600
		136,559,893
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	10,256	721,099
Accolade, Inc.*	75,900	803,022
agilon health, Inc.*	393	6,980
Alfresa Holdings Corp. (Japan)	12,300	201,662
Amedisys, Inc.*	691	64,539
Bangkok Dusit Medical Services PCL (Thailand)	66,000	48,338
Bumrungrad Hospital PCL (Thailand)	91,286	670,253
Cardinal Health, Inc.	150,520	13,068,146
Cencora, Inc.	3,328	598,940
Centene Corp.*	88,854	6,120,264
Chemed Corp.	91	47,293
China National Medicines Corp. Ltd. (China) (Class A Stock)	14,200	64,699
Cigna Group (The)	47,234	13,512,230
CorVel Corp.*	4,300	845,595
CVS Health Corp.	117,517	8,205,037
DaVita, Inc.*	1,070	101,147
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	514	32,303
Elevance Health, Inc.	36,018	15,682,958
Encompass Health Corp.	103,460	6,948,374
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)	47,504	$1,475,485
Galenica AG (Switzerland), 144A	10,591	782,418
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	6,700	28,908
Guardant Health, Inc.*	63,129	1,871,144
H.U. Group Holdings, Inc. (Japan)	68,200	1,157,290
HCA Healthcare, Inc.	7,587	1,866,250
HealthEquity, Inc.*	57,500	4,200,375
Henry Schein, Inc.*	5,503	408,598
Humana, Inc.	37,614	18,299,963
Jointown Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	47,400	70,332
Laboratory Corp. of America Holdings(a)	6,930	1,393,277
Max Healthcare Institute Ltd. (India)	66,281	452,766
McKesson Corp.	13,225	5,750,891
Medipal Holdings Corp. (Japan)	159,300	2,692,726
ModivCare, Inc.*	19,500	614,445
Molina Healthcare, Inc.*	20,358	6,675,185
NMC Health PLC (United Arab Emirates)*^	21,382	3
Option Care Health, Inc.*	27,871	901,627
Owens & Minor, Inc.*	8,700	140,592
Patterson Cos., Inc.	17,400	515,736
Pediatrix Medical Group, Inc.*	40,800	518,568
Premier, Inc. (Class A Stock)	2,574	55,341
Progyny, Inc.*	43,907	1,493,716
Quest Diagnostics, Inc.	4,745	578,226
R1 RCM, Inc.*(a)	2,900	43,703
Sinopharm Group Co. Ltd. (China) (Class H Stock)	184,812	535,829
Sonic Healthcare Ltd. (Australia)	360,991	6,893,103
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,162,103
Tenet Healthcare Corp.*	30,049	1,979,929
UnitedHealth Group, Inc.	112,897	56,921,538
Universal Health Services, Inc. (Class B Stock)	2,476	311,307
		187,534,253
Health Care REITs — 0.1%
Aedifica SA (Belgium)	3,161	179,656
Community Healthcare Trust, Inc.	10,796	320,641
Diversified Healthcare Trust(a)	566,700	1,099,398
Healthcare Realty Trust, Inc.	8,102	123,718
Healthpeak Properties, Inc.	62,868	1,154,257
Medical Properties Trust, Inc.(a)	12,741	69,438
Omega Healthcare Investors, Inc.(a)	24,345	807,280
Sabra Health Care REIT, Inc.	74,500	1,038,530
Ventas, Inc.(a)	30,657	1,291,579
Welltower, Inc.(a)	36,204	2,965,832
		9,050,329
Health Care Technology — 0.0%
Certara, Inc.*	1,247	18,131
Doximity, Inc. (Class A Stock)*	1,374	29,156
Medley, Inc. (Japan)*	6,000	192,367

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Multiplan Corp.*	90,500	$152,040
NextGen Healthcare, Inc.*	55,800	1,324,134
Phreesia, Inc.*	11,336	211,757
Teladoc Health, Inc.*(a)	3,339	62,072
Veeva Systems, Inc. (Class A Stock)*	15,400	3,133,130
		5,122,787
Hotel & Resort REITs — 0.1%
Braemar Hotels & Resorts, Inc.	95,200	263,704
CapitaLand Ascott Trust (Singapore)	561,233	393,402
Hersha Hospitality Trust (Class A Stock)	192,500	1,898,050
Hoshino Resorts REIT, Inc. (Japan)	39	170,798
Host Hotels & Resorts, Inc.(a)	67,477	1,084,355
Invincible Investment Corp. (Japan)	3,023	1,248,581
Japan Hotel REIT Investment Corp. (Japan)	504	263,158
Park Hotels & Resorts, Inc.	4,757	58,606
Summit Hotel Properties, Inc.	52,944	307,075
		5,687,729
Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.*(a)	29,200	319,740
Accor SA (France)	60,803	2,045,074
Adventure, Inc. (Japan)	15,300	529,220
Airbnb, Inc. (Class A Stock)*(a)	68,499	9,398,748
Airtrip Corp. (Japan)*(a)	47,900	679,592
Aramark	4,976	172,667
Aristocrat Leisure Ltd. (Australia)	15,399	402,321
Biglari Holdings, Inc. (Class B Stock)*	1,240	205,840
Bloomin’ Brands, Inc.(a)	56,002	1,377,089
Booking Holdings, Inc.*	2,414	7,444,655
Boyd Gaming Corp.	44,798	2,725,062
Caesars Entertainment, Inc.*	6,471	299,931
Carnival Corp.*(a)	39,707	544,780
Carrols Restaurant Group, Inc.*(a)	88,200	581,238
Cava Group, Inc.*(a)	8,509	260,631
Chipotle Mexican Grill, Inc.*	2,181	3,995,221
Churchill Downs, Inc.	6,381	740,451
Chuy’s Holdings, Inc.*(a)	3,200	113,856
Compass Group PLC (United Kingdom)	223,695	5,445,093
Create Restaurants Holdings, Inc. (Japan)	49,500	377,978
Darden Restaurants, Inc.(a)	8,726	1,249,738
Dave & Buster’s Entertainment, Inc.*(a)	29,300	1,086,151
Denny’s Corp.*	25,500	215,985
Devyani International Ltd. (India)*	245,266	631,312
Domino’s Pizza, Inc.	833	315,532
DoorDash, Inc. (Class A Stock)*	1,299	103,232
Doutor Nichires Holdings Co. Ltd. (Japan)	38,800	604,541
Expedia Group, Inc.*	3,758	387,337
First Watch Restaurant Group, Inc.*	5,700	98,553
Greggs PLC (United Kingdom)	44,629	1,328,636
H World Group Ltd. (China), ADR*	1,300	51,259
Haidilao International Holding Ltd. (China), 144A	27,000	71,991
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Grand Vacations, Inc.*	5,700	$231,990
Hilton Worldwide Holdings, Inc.	79,937	12,004,939
Hyatt Hotels Corp. (Class A Stock)	996	105,656
Jack in the Box, Inc.	16,900	1,167,114
La Francaise des Jeux SAEM (France), 144A	25,472	827,322
Las Vegas Sands Corp.	6,926	317,488
MakeMyTrip Ltd. (India)*(a)	33,725	1,366,537
Marriott International, Inc. (Class A Stock)	90,315	17,752,316
Marriott Vacations Worldwide Corp.	784	78,894
McDonald’s Corp.	105,962	27,914,629
Meituan (China) (Class B Stock), 144A*	31,570	457,013
MGM Resorts International	12,181	447,774
Minor International PCL (Thailand)	20,000	17,109
Norwegian Cruise Line Holdings Ltd.*(a)	13,988	230,522
OPAP SA (Greece)	238,927	4,000,039
Oriental Land Co. Ltd. (Japan)	144,600	4,743,986
Penn Entertainment, Inc.*(a)	3,303	75,804
Planet Fitness, Inc. (Class A Stock)*	839	41,262
Restaurant Brands International, Inc. (Canada)	7,700	512,766
Royal Caribbean Cruises Ltd.*(a)	95,521	8,801,305
Royal Holdings Co. Ltd. (Japan)	57,700	1,024,434
Scandic Hotels Group AB (Sweden), 144A*	64,845	219,961
Skylark Holdings Co. Ltd. (Japan)*	95,400	1,304,995
Starbucks Corp.	148,986	13,597,952
Tongcheng Travel Holdings Ltd. (China)*	7,600	16,623
Travel + Leisure Co.	700	25,711
Trip.com Group Ltd. (China)*	3,150	111,027
Vail Resorts, Inc.	745	165,308
Whitbread PLC (United Kingdom)	115,067	4,843,503
Wyndham Hotels & Resorts, Inc.	1,570	109,178
Wynn Resorts Ltd.	4,091	378,049
Yum China Holdings, Inc. (China)	2,600	144,872
Yum! Brands, Inc.	6,286	785,373
		147,624,905
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	96,279	516,213
Beazer Homes USA, Inc.*	78,500	1,955,435
Berkeley Group Holdings PLC (United Kingdom)	17,383	868,099
Century Communities, Inc.	8,019	535,509
D.R. Horton, Inc.	12,868	1,382,924
Garmin Ltd.	6,344	667,389
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	12,200	60,923
KB Home	44,800	2,073,344
Leggett & Platt, Inc.	2,849	72,393
Lennar Corp. (Class A Stock)	70,928	7,960,249
Lennar Corp. (Class B Stock)	303	30,976
LG Electronics, Inc. (South Korea)	637	47,531

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Meritage Homes Corp.	5,700	$697,623
Mohawk Industries, Inc.*	2,079	178,399
Newell Brands, Inc.	8,173	73,802
NVR, Inc.*	118	703,669
Panasonic Holdings Corp. (Japan)	790,600	8,924,113
PulteGroup, Inc.(a)	77,674	5,751,760
Sumitomo Forestry Co. Ltd. (Japan)	9,200	233,344
Tamron Co. Ltd. (Japan)	26,100	797,480
Taylor Morrison Home Corp.*(a)	56,200	2,394,682
Taylor Wimpey PLC (United Kingdom)	583,202	831,751
Tempur Sealy International, Inc.	2,837	122,956
Toll Brothers, Inc.(a)	39,530	2,923,639
TopBuild Corp.*	616	154,986
Tri Pointe Homes, Inc.*	73,000	1,996,550
Whirlpool Corp.(a)	2,324	310,719
		42,266,458
Household Products — 0.7%
Church & Dwight Co., Inc.	5,309	486,464
Clorox Co. (The)	2,497	327,257
Colgate-Palmolive Co.	225,188	16,013,119
Energizer Holdings, Inc.(a)	39,100	1,252,764
Essity AB (Sweden) (Class B Stock)	312,869	6,747,723
Henkel AG & Co. KGaA (Germany)	9,223	581,526
Kimberly-Clark Corp.	68,589	8,288,981
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	18,600	37,034
Procter & Gamble Co. (The)	346,721	50,572,725
Reckitt Benckiser Group PLC (United Kingdom)	2,736	192,945
Reynolds Consumer Products, Inc.	1,253	32,114
Spectrum Brands Holdings, Inc.	864	67,694
		84,600,346
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	158,805	2,413,836
Brookfield Renewable Corp. (Class A Stock)	2,748	65,787
China Resources Power Holdings Co. Ltd. (China)	12,000	22,832
Clearway Energy, Inc. (Class A Stock)	9,020	179,678
Clearway Energy, Inc. (Class C Stock)(a)	38,830	821,643
Drax Group PLC (United Kingdom)	258,146	1,381,162
Electric Power Development Co. Ltd. (Japan)	335,500	5,417,477
Engie Brasil Energia SA (Brazil)	1,300	10,723
NextEra Energy Partners LP(a)	6,653	197,594
NTPC Ltd. (India)	26,421	77,985
Vistra Corp.	288,614	9,576,212
		20,164,929
Industrial Conglomerates — 0.5%
3M Co.	162,923	15,252,851
Astra International Tbk PT (Indonesia)	1,844,300	740,781
CK Hutchison Holdings Ltd. (United Kingdom)	91,248	484,444
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	268,929	$29,730,101
Honeywell International, Inc.	32,047	5,920,363
Jardine Matheson Holdings Ltd. (Hong Kong)	16,100	746,098
KOC Holding A/S (Turkey)	152,515	815,263
Mytilineos SA (Greece)	12,090	445,006
Samsung C&T Corp. (South Korea)	2,957	235,763
Siemens AG (Germany)	50,420	7,205,459
Siemens Ltd. (India)	460	20,308
Sime Darby Bhd (Malaysia)	17,000	7,988
Smiths Group PLC (United Kingdom)	25,909	510,096
		62,114,521
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	314,851	9,574,619
CapitaLand Ascendas REIT (Singapore)	164,764	330,463
EastGroup Properties, Inc.	932	155,206
First Industrial Realty Trust, Inc.	7,724	367,585
Frasers Logistics & Commercial Trust (Singapore)	194,376	151,778
GLP J-REIT (Japan)	211	188,594
Goodman Group (Australia)	672,539	9,217,710
LXP Industrial Trust	336,200	2,992,180
Mitsui Fudosan Logistics Park, Inc. (Japan)	33	103,935
Nippon Prologis REIT, Inc. (Japan)	197	367,793
Plymouth Industrial REIT, Inc.	26,369	552,431
Prologis, Inc.	185,410	20,804,856
Rexford Industrial Realty, Inc.	10,147	500,754
STAG Industrial, Inc.	3,620	124,926
Terreno Realty Corp.(a)	9,500	539,600
Tritax Big Box REIT PLC (United Kingdom)	152,274	259,142
		46,231,572
Insurance — 1.8%
Aflac, Inc.	24,173	1,855,278
Ageas SA/NV (Belgium)	12,973	534,312
Allianz SE (Germany)	15,272	3,634,373
Allstate Corp. (The)	40,781	4,543,411
Ambac Financial Group, Inc.*	35,000	422,100
American Financial Group, Inc.	1,708	190,732
American International Group, Inc.	244,321	14,805,853
Aon PLC (Class A Stock)	8,494	2,753,925
Arch Capital Group Ltd.*(a)	28,036	2,234,750
Arthur J. Gallagher & Co.	8,692	1,981,168
Assicurazioni Generali SpA (Italy)	444,274	9,068,701
Assurant, Inc.	8,226	1,181,089
Assured Guaranty Ltd.	1,502	90,901
AXA SA (France)	150,225	4,457,006
Axis Capital Holdings Ltd.	139,546	7,866,208
Baloise Holding AG (Switzerland)	7,123	1,031,242
BB Seguridade Participacoes SA (Brazil)	4,200	26,136
Brighthouse Financial, Inc.*	1,636	80,066
Brown & Brown, Inc.	8,399	586,586

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	37,000	$92,111
Chubb Ltd.	112,509	23,422,124
Cincinnati Financial Corp.	6,849	700,584
CNA Financial Corp.	999	39,311
CNO Financial Group, Inc.	13,200	313,236
Coface SA (France)	85,998	1,094,849
Dai-ichi Life Holdings, Inc. (Japan)	157,200	3,245,286
DB Insurance Co. Ltd. (South Korea)	59,578	3,947,618
eHealth, Inc.*	115,600	855,440
Everest Group Ltd.	1,739	646,334
Fairfax Financial Holdings Ltd. (Canada)	732	597,548
Fidelity National Financial, Inc.	5,907	243,959
First American Financial Corp.	2,405	135,858
Genworth Financial, Inc. (Class A Stock)*	609,300	3,570,498
Globe Life, Inc.	3,925	426,765
Hannover Rueck SE (Germany)	2,850	625,344
Hanover Insurance Group, Inc. (The)	920	102,102
Hartford Financial Services Group, Inc. (The)	13,220	937,430
James River Group Holdings Ltd.	9,438	144,873
Just Group PLC (United Kingdom)	514,639	451,148
Kemper Corp.	1,649	69,307
Lincoln National Corp.	3,868	95,501
Loews Corp.	126,892	8,033,533
Markel Group, Inc.*	2,259	3,326,355
Marsh & McLennan Cos., Inc.	91,345	17,382,954
Medibank Private Ltd. (Australia)	1,644,332	3,629,259
MetLife, Inc.	470,910	29,624,948
MS&AD Insurance Group Holdings, Inc. (Japan)	28,200	1,031,960
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	28,827	11,226,756
New China Life Insurance Co. Ltd. (China) (Class H Stock)	5,200	12,472
NN Group NV (Netherlands)	66,318	2,126,035
Old Mutual Ltd. (South Africa)	34,654	22,060
Old Republic International Corp.	6,376	171,769
Oscar Health, Inc. (Class A Stock)*	106,600	593,762
OUTsurance Group Ltd. (South Africa)	14,008	31,619
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	138,000	49,367
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	263,002	336,771
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	40,000	226,866
Poste Italiane SpA (Italy), 144A	85,604	898,955
Powszechny Zaklad Ubezpieczen SA (Poland)	21,677	204,750
Primerica, Inc.	353	68,486
Principal Financial Group, Inc.	10,318	743,618
Progressive Corp. (The)	15,237	2,122,514
QBE Insurance Group Ltd. (Australia)	91,248	914,053
Reinsurance Group of America, Inc.	1,525	221,415
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	21,321	$4,219,852
RLI Corp.	780	105,994
Ryan Specialty Holdings, Inc.*	10,808	523,107
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,097	787,960
Samsung Life Insurance Co. Ltd. (South Korea)	13,563	705,559
Sanlam Ltd. (South Africa)	90,212	312,961
SCOR SE (France)	8,899	276,286
Selectquote, Inc.*	218,400	255,528
Skyward Specialty Insurance Group, Inc.*	11,823	323,477
Sompo Holdings, Inc. (Japan)	20,000	857,136
Steadfast Group Ltd. (Australia)	58,620	211,735
Suncorp Group Ltd. (Australia)	805,971	7,180,907
Swiss Life Holding AG (Switzerland)	816	507,698
Swiss Re AG	19,116	1,963,221
T&D Holdings, Inc. (Japan)	33,600	552,552
Talanx AG (Germany)	4,499	284,742
Tokio Marine Holdings, Inc. (Japan)	116,600	2,699,722
Travelers Cos., Inc. (The)	9,751	1,592,436
Unipol Gruppo SpA (Italy)	565,463	3,051,991
Unum Group	147,355	7,248,392
W.R. Berkley Corp.	9,286	589,568
White Mountains Insurance Group Ltd.	63	94,228
Willis Towers Watson PLC(a)	4,314	901,453
		217,347,845
Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	1,025,415	134,185,807
Alphabet, Inc. (Class C Stock)*	649,994	85,701,709
Auto Trader Group PLC (United Kingdom), 144A	99,934	750,901
Autohome, Inc. (China), ADR	500	15,175
Baidu, Inc. (China), ADR*(a)	5,242	704,263
Bumble, Inc. (Class A Stock)*	63,600	948,912
Cargurus, Inc.*	87,200	1,527,744
carsales.com Ltd. (Australia)	22,439	401,981
Eventbrite, Inc. (Class A Stock)*	155,400	1,532,244
IAC, Inc.*	1,648	83,043
JOYY, Inc. (China), ADR(a)	200	7,622
Kanzhun Ltd. (China), ADR*	41,207	625,110
Kuaishou Technology (China), 144A*	14,000	111,380
Match Group, Inc.*	5,897	231,015
Meta Platforms, Inc. (Class A Stock)*	326,910	98,141,651
Scout24 SE (Germany), 144A	3,850	266,953
Tencent Holdings Ltd. (China)	40,400	1,566,064
TripAdvisor, Inc.*	2,166	35,912
Yelp, Inc.*	9,800	407,582
ZoomInfo Technologies, Inc.*	2,835	46,494
		327,291,562
IT Services — 0.9%
Accenture PLC (Class A Stock)	48,110	14,775,062
Akamai Technologies, Inc.*	95,628	10,188,207
Alten SA (France)	5,771	757,278
Amdocs Ltd.	2,526	213,422

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Arabian Internet & Communications Services Co. (Saudi Arabia)	400	$34,131
Cognizant Technology Solutions Corp. (Class A Stock)	186,814	12,654,780
Computacenter PLC (United Kingdom)	56,574	1,742,025
Data#3 Ltd. (Australia)	125,808	570,285
DXC Technology Co.*	8,908	185,554
Elm Co. (Saudi Arabia)	618	128,501
EPAM Systems, Inc.*	1,308	334,443
Fastly, Inc. (Class A Stock)*(a)	49,800	954,666
Fujitsu Ltd. (Japan)	4,000	470,444
Gartner, Inc.*	1,546	531,221
Globant SA*	2,143	423,993
GoDaddy, Inc. (Class A Stock)*	1,303	97,047
HCL Technologies Ltd. (India)	307,026	4,550,565
Indra Sistemas SA (Spain)	24,096	348,179
Infosys Ltd. (India)	41,608	715,047
International Business Machines Corp.	113,825	15,969,647
Itochu Techno-Solutions Corp. (Japan)	17,900	516,104
Kyndryl Holdings, Inc.*	16,825	254,058
Megaport Ltd. (Australia)*	84,918	637,730
MongoDB, Inc.*	40,612	14,046,066
Mphasis Ltd. (India)	52,577	1,498,932
NEC Corp. (Japan)	74,000	4,086,475
NEXTDC Ltd. (Australia)*	20,052	158,659
Nomura Research Institute Ltd. (Japan)	43,000	1,117,644
NTT Data Group Corp. (Japan)	16,600	222,130
Okta, Inc.*	28,199	2,298,500
Otsuka Corp. (Japan)	22,000	930,787
Samsung SDS Co. Ltd. (South Korea)	2,689	269,310
SCSK Corp. (Japan)	31,200	543,967
Snowflake, Inc. (Class A Stock)*	40,199	6,141,201
Sopra Steria Group SACA (France)	7,759	1,601,759
Tata Consultancy Services Ltd. (India)	18,392	778,758
Tech Mahindra Ltd. (India)	84,718	1,243,759
TIS, Inc. (Japan)	19,900	437,585
Twilio, Inc. (Class A Stock)*(a)	2,920	170,908
Uchida Yoko Co. Ltd. (Japan)	12,400	561,836
VeriSign, Inc.*	3,597	728,500
Wipro Ltd. (India)	106,699	519,620
Wix.com Ltd. (Israel)*(a)	45,700	4,195,260
		108,604,045
Leisure Products — 0.1%
Brunswick Corp.	5,280	417,120
Games Workshop Group PLC (United Kingdom)	2,010	258,808
Hasbro, Inc.(a)	5,272	348,690
Mattel, Inc.*	7,230	159,277
Polaris, Inc.(a)	1,016	105,806
Sankyo Co. Ltd. (Japan)	34,400	1,576,515
Sega Sammy Holdings, Inc. (Japan)	69,100	1,274,374
Solo Brands, Inc. (Class A Stock)*	194,200	990,420
Tomy Co. Ltd. (Japan)	64,800	935,782
		6,066,792
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	58,700	319,915
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Agilent Technologies, Inc.	7,176	$802,420
Akoya Biosciences, Inc.*	23,000	106,950
Avantor, Inc.*	14,293	301,296
Azenta, Inc.*(a)	16,766	841,486
Bio-Rad Laboratories, Inc. (Class A Stock)*	801	287,118
Bio-Techne Corp.	3,211	218,573
Charles River Laboratories International, Inc.*	2,023	396,468
Danaher Corp.	41,494	10,294,661
Fortrea Holdings, Inc.*	1,931	55,207
ICON PLC*	1,465	360,756
Illumina, Inc.*	5,553	762,316
IQVIA Holdings, Inc.*	17,684	3,479,327
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	490	4,900
Medpace Holdings, Inc.*	12,800	3,099,264
Mettler-Toledo International, Inc.*	7,751	8,588,651
Olink Holding AB (Sweden), ADR*(a)	6,856	101,126
QIAGEN NV*	4,825	195,413
Quanterix Corp.*	70,900	1,924,226
Repligen Corp.*	651	103,516
Revvity, Inc.	5,290	585,603
Siegfried Holding AG (Switzerland)*	280	239,155
Sotera Health Co.*	295	4,419
Thermo Fisher Scientific, Inc.	29,965	15,167,384
Waters Corp.*	1,189	326,036
West Pharmaceutical Services, Inc.	32,826	12,316,643
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	1,900	22,658
		60,905,487
Machinery — 1.4%
AGCO Corp.	56,704	6,706,949
Airtac International Group (China)	11,807	358,728
Alfa Laval AB (Sweden)	16,825	576,389
Allison Transmission Holdings, Inc.	26,048	1,538,395
ANDRITZ AG (Austria)	47,091	2,373,039
Atlas Copco AB (Sweden) (Class A Stock)	431,139	5,790,490
Atlas Copco AB (Sweden) (Class B Stock)	115,002	1,344,954
Blue Bird Corp.*	22,700	484,645
Bucher Industries AG (Switzerland)	3,942	1,503,765
Caterpillar, Inc.	77,000	21,021,000
CNH Industrial NV (United Kingdom)	306,217	3,716,545
Crane Co.	1,031	91,594
Cummins India Ltd. (India)	814	16,589
Cummins, Inc.	5,726	1,308,162
Daimler Truck Holding AG (Germany)	222,823	7,715,081
Deere & Co.	8,518	3,214,523
Donaldson Co., Inc.	13,421	800,428
Doosan Bobcat, Inc. (South Korea)	340	12,833
Dover Corp.(a)	5,685	793,114
Energy Recovery, Inc.*	12,639	268,073
Enerpac Tool Group Corp.	22,750	601,283
EnPro Industries, Inc.	3,199	387,687
Epiroc AB (Sweden) (Class A Stock)	40,920	776,959

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Epiroc AB (Sweden) (Class B Stock)	35,428	$566,752
Esab Corp.	11,410	801,210
Estun Automation Co. Ltd. (China) (Class A Stock)	118,293	358,429
FANUC Corp. (Japan)	112,000	2,912,833
Flowserve Corp.	41,198	1,638,444
Fortive Corp.	118,144	8,761,559
Gates Industrial Corp. PLC*	2,698	31,324
GEA Group AG (Germany)	91,753	3,381,500
Georg Fischer AG (Switzerland)	6,032	338,747
Graco, Inc.(a)	24,854	1,811,360
Hillenbrand, Inc.	21,400	905,434
Hitachi Zosen Corp. (Japan)	49,900	279,449
Hyster-Yale Materials Handling, Inc.	13,900	619,662
IDEX Corp.	3,070	638,621
Illinois Tool Works, Inc.	6,655	1,532,713
IMI PLC (United Kingdom)	17,025	323,976
Ingersoll Rand, Inc.	16,637	1,060,110
ITT, Inc.	71,357	6,986,564
Kawasaki Heavy Industries Ltd. (Japan)	9,000	217,754
Komatsu Ltd. (Japan)	226,800	6,117,055
Kone OYJ (Finland) (Class B Stock)	22,100	931,295
Konecranes OYJ (Finland)	15,548	515,405
Krones AG (Germany)	3,199	329,213
Kubota Corp. (Japan)	67,500	992,980
Lincoln Electric Holdings, Inc.	60	10,907
Manitowoc Co., Inc. (The)*	45,200	680,260
Metso OYJ (Finland)	43,516	456,346
Middleby Corp. (The)*	1,131	144,768
Mitsuboshi Belting Ltd. (Japan)	17,500	536,680
Nabtesco Corp. (Japan)	11,000	197,948
Nordson Corp.(a)	2,417	539,402
NSK Ltd. (Japan)	148,200	833,299
NTN Corp. (Japan)(a)	1,228,500	2,338,641
Obara Group, Inc. (Japan)	19,500	502,812
OKUMA Corp. (Japan)(a)	35,500	1,559,060
Oshkosh Corp.	66,989	6,392,760
Otis Worldwide Corp.	126,703	10,175,518
PACCAR, Inc.	21,502	1,828,100
Parker-Hannifin Corp.	44,634	17,385,836
Pentair PLC	6,690	433,178
Proto Labs, Inc.*	36,000	950,400
Rational AG (Germany)	975	616,886
RBC Bearings, Inc.*(a)	570	133,454
Sany Heavy Equipment International Holdings Co. Ltd. (China)	7,000	11,031
Schindler Holding AG (Switzerland)	2,282	439,077
Schindler Holding AG (Switzerland) (Part. Cert.)	2,650	527,880
Shyft Group, Inc. (The)	49,200	736,524
SKF AB (Sweden) (Class B Stock)	23,364	387,879
Snap-on, Inc.(a)	5,091	1,298,510
Standex International Corp.	1,400	203,966
Stanley Black & Decker, Inc.	6,213	519,283
Tennant Co.	24,900	1,846,335
Terex Corp.	100,200	5,773,524
Timken Co. (The)	1,337	98,256
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Titan International, Inc.*	23,200	$311,576
Trinity Industries, Inc.	41,570	1,012,230
Tsubakimoto Chain Co. (Japan)	8,100	209,612
Tsugami Corp. (Japan)	98,100	759,522
Volvo AB (Sweden) (Class A Stock)	21,606	448,683
Volvo AB (Sweden) (Class B Stock)	459,049	9,455,326
Wabash National Corp.(a)	110,900	2,342,208
Wartsila OYJ Abp (Finland)	27,552	312,272
Weir Group PLC (The) (United Kingdom)	15,936	368,201
Westinghouse Air Brake Technologies Corp.	7,452	791,924
Xylem, Inc.	8,964	815,993
Yutong Bus Co. Ltd. (China) (Class A Stock)	34,000	61,853
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	111,061	453,576
		178,355,110
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	259	458,352
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,332	4,195,022
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	150,950	154,291
D/S Norden A/S (Denmark)	34,647	1,924,301
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	183,400	659,562
HMM Co. Ltd. (South Korea)	27,778	335,064
Kirby Corp.*	13,153	1,089,068
Kuehne + Nagel International AG (Switzerland)	3,429	974,285
MISC Bhd (Malaysia)	8,500	12,806
Mitsui OSK Lines Ltd. (Japan)	20,600	566,069
Nippon Yusen KK (Japan)	18,400	477,753
Orient Overseas International Ltd. (Hong Kong)	1,000	13,319
Pan Ocean Co. Ltd. (South Korea)	136,219	498,752
Wan Hai Lines Ltd. (Taiwan)	360,000	539,366
Yang Ming Marine Transport Corp. (Taiwan)	283,000	398,756
		12,296,766
Media — 0.4%
Advantage Solutions, Inc.*(a)	162,700	462,068
Cable One, Inc.	107	65,873
Charter Communications, Inc. (Class A Stock)*	3,940	1,732,891
Comcast Corp. (Class A Stock)	492,132	21,821,133
DISH Network Corp. (Class A Stock)*(a)	5,483	32,130
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	68,000	66,760
Fox Corp. (Class A Stock)	11,919	371,873
Fox Corp. (Class B Stock)	5,382	155,432
Informa PLC (United Kingdom)	467,202	4,266,244
Integral Ad Science Holding Corp.*	27,500	326,975

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)	15,542	$445,434
Jiangsu Phoenix Publishing & Media Corp. Ltd. (China) (Class A Stock)	5,500	7,898
Liberty Broadband Corp. (Class A Stock)*	226	20,546
Liberty Broadband Corp. (Class C Stock)*	1,893	172,869
Liberty Media Corp.-Liberty SiriusXM*	2,986	76,023
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,337	34,027
MFE-MediaForEurope NV (Italy) (Class B Stock)	851,058	534,468
New York Times Co. (The) (Class A Stock)	3,440	141,728
News Corp. (Class A Stock)	15,231	305,534
News Corp. (Class B Stock)	4,433	92,517
Nexstar Media Group, Inc.	478	68,531
Omnicom Group, Inc.	8,100	603,288
Paramount Global (Class A Stock)(a)	220	3,474
Paramount Global (Class B Stock)(a)	21,653	279,324
Publicis Groupe SA (France)	119,042	9,010,609
Sirius XM Holdings, Inc.(a)	13,979	63,185
Trade Desk, Inc. (The) (Class A Stock)*	69,108	5,400,790
WPP PLC (United Kingdom)	55,831	497,416
		47,059,040
Metals & Mining — 0.8%
African Rainbow Minerals Ltd. (South Africa)	74,352	668,302
Alcoa Corp.	3,803	110,515
Allkem Ltd. (Australia)*	38,052	284,531
Alrosa PJSC (Russia)*^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	24,000	13,351
Anglo American Platinum Ltd. (South Africa)	7,064	263,653
ArcelorMittal SA (Luxembourg)	215,460	5,394,269
B2Gold Corp. (Canada)	54,603	157,803
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	7,500	6,273
BHP Group Ltd. (Australia)	468,345	13,156,200
BlueScope Steel Ltd. (Australia)	559,549	6,929,175
Carpenter Technology Corp.	38,700	2,601,027
Cia Siderurgica Nacional SA (Brazil)	254,700	617,172
Cleveland-Cliffs, Inc.*	10,814	169,023
CMOC Group Ltd. (China) (Class H Stock)	21,000	13,397
Commercial Metals Co.	55,300	2,732,373
Constellium SE*	48,556	883,719
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,302,470	1,616,495
ERO Copper Corp. (Brazil)*	20,735	357,529
Fortescue Metals Group Ltd. (Australia)	455,423	6,053,960
Freeport-McMoRan, Inc.	179,248	6,684,158
Glencore PLC (Australia)	681,612	3,881,448
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	41,700	197,069
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Harmony Gold Mining Co. Ltd. (South Africa)	111,338	$418,065
Henan Shenhuo Coal & Power Co. Ltd. (China) (Class A Stock)	26,900	63,272
Hindalco Industries Ltd. (India)	54,948	324,336
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	14,000	26,866
Hyundai Steel Co. (South Korea)	3,093	87,007
Iluka Resources Ltd. (Australia)	403,552	1,970,842
Impala Platinum Holdings Ltd. (South Africa)	57,412	299,067
JFE Holdings, Inc. (Japan)	32,400	474,475
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	44,000	68,633
JSW Steel Ltd. (India)	24,590	230,028
Kumba Iron Ore Ltd. (South Africa)	23,634	567,960
Materion Corp.	1,376	140,228
Mineral Resources Ltd. (Australia)	8,882	381,409
MMC Norilsk Nickel PJSC (Russia)*^	8,156	—
MP Materials Corp.*(a)	1,970	37,627
Newmont Corp.(a)	32,502	1,200,949
Nippon Steel Corp. (Japan)(a)	279,300	6,543,480
Norsk Hydro ASA (Norway)	174,210	1,090,178
Northam Platinum Holdings Ltd. (South Africa)	31,838	192,945
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	10,309	1,611,812
Olympic Steel, Inc.	6,300	354,123
Perseus Mining Ltd. (Australia)	528,791	552,132
Pilbara Minerals Ltd. (Australia)	276,735	754,985
Reliance Steel & Aluminum Co.	1,239	324,903
Rio Tinto Ltd. (Australia)	35,958	2,593,574
Rio Tinto PLC (Australia)	74,417	4,672,829
Royal Gold, Inc.(a)	1,395	148,330
Ryerson Holding Corp.	12,300	357,807
Schnitzer Steel Industries, Inc. (Class A Stock)	19,100	531,935
Severstal PAO (Russia)*^	337,573	—
Sibanye Stillwater Ltd. (South Africa)	320,018	491,289
South32 Ltd. (Australia)	248,679	536,950
SSAB AB (Sweden) (Class A Stock)	302,650	1,705,428
SSR Mining, Inc. (Canada)	4,459	59,260
Steel Dynamics, Inc.(a)	6,732	721,805
Tata Steel Ltd. (India)	35,411	54,770
TimkenSteel Corp.*	16,500	358,380
Tokyo Steel Manufacturing Co. Ltd. (Japan)	207,100	2,332,791
United States Steel Corp.(a)	236,792	7,691,004
Vale SA (Brazil)	363,264	4,877,438
voestalpine AG (Austria)	27,496	748,587
Western Mining Co. Ltd. (China) (Class A Stock)	4,300	7,594
		98,396,539
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	12,253	115,668
Annaly Capital Management, Inc.	10,487	197,261
Granite Point Mortgage Trust, Inc.	135,600	661,728

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ladder Capital Corp.	46,563	$477,736
MFA Financial, Inc.	139,700	1,342,517
Redwood Trust, Inc.(a)	16,000	114,080
Rithm Capital Corp.	9,959	92,519
Starwood Property Trust, Inc.(a)	6,292	121,750
		3,123,259
Multi-Utilities — 0.5%
A2A SpA (Italy)	1,727,896	3,070,989
Ameren Corp.	10,651	797,014
Avista Corp.	86,000	2,783,820
Black Hills Corp.	66,900	3,384,471
CenterPoint Energy, Inc.	113,083	3,036,279
Centrica PLC (United Kingdom)	1,244,014	2,339,881
CMS Energy Corp.	11,743	623,671
Consolidated Edison, Inc.	14,465	1,237,191
Dominion Energy, Inc.	34,176	1,526,642
DTE Energy Co.	39,773	3,948,663
E.ON SE (Germany)	599,229	7,086,488
Engie SA (France)	498,540	7,645,695
Hera SpA (Italy)	81,992	223,894
Iren SpA (Italy)	434,730	835,866
NiSource, Inc.	555,870	13,718,872
Public Service Enterprise Group, Inc.(a)	20,375	1,159,541
Qatar Electricity & Water Co. QSC (Qatar)	2,890	13,911
Sembcorp Industries Ltd. (Singapore)	287,600	1,068,977
Sempra	36,423	2,477,857
WEC Energy Group, Inc.	12,851	1,035,148
		58,014,870
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	21,888	2,190,989
Boston Properties, Inc.(a)	9,504	565,298
Cousins Properties, Inc.	9,123	185,836
Covivio SA (France)	38,962	1,728,225
Daiwa Office Investment Corp. (Japan)	188	839,803
Dexus (Australia)	153,424	715,185
Gecina SA (France)	10,691	1,090,033
Great Portland Estates PLC (United Kingdom)	36,641	186,361
Highwoods Properties, Inc.	2,263	46,640
Kilroy Realty Corp.	11,827	373,852
Nippon Building Fund, Inc. (Japan)	62	251,071
Office Properties Income Trust	97,500	399,750
Orix JREIT, Inc. (Japan)	165	197,896
Paramount Group, Inc.(a)	213,700	987,294
Vornado Realty Trust	3,797	86,116
		9,844,349
Oil, Gas & Consumable Fuels — 2.6%
Adaro Energy Indonesia Tbk PT (Indonesia)	4,158,100	764,856
Antero Midstream Corp.	4,896	58,654
Antero Resources Corp.*	5,807	147,382
APA Corp.	209,186	8,597,545
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Berry Corp.	70,700	$579,740
Bharat Petroleum Corp. Ltd. (India)	4,800	20,023
BP PLC (United Kingdom)	2,403,717	15,494,203
BW LPG Ltd. (Singapore), 144A	1,031,041	12,969,025
California Resources Corp.	25,600	1,433,856
Callon Petroleum Co.*	18,600	727,632
Cheniere Energy, Inc.	52,900	8,779,284
Chesapeake Energy Corp.(a)	2,692	232,131
Chevron Corp.	309,203	52,137,810
China Coal Energy Co. Ltd. (China) (Class H Stock)	12,000	9,395
Chord Energy Corp.	7,343	1,190,080
Civitas Resources, Inc.(a)	22,400	1,811,488
Coal India Ltd. (India)	8,984	31,863
ConocoPhillips	129,151	15,472,290
Coterra Energy, Inc.(a)	250,227	6,768,640
Devon Energy Corp.	26,500	1,264,050
Diamondback Energy, Inc.	7,390	1,144,563
DT Midstream, Inc.	2,077	109,915
EOG Resources, Inc.	24,053	3,048,958
EQT Corp.	14,410	584,758
Equinor ASA (Norway)	17,830	584,326
Equitrans Midstream Corp.	26,600	249,242
Exxon Mobil Corp.	597,769	70,285,679
Gulfport Energy Corp.*	8,600	1,020,476
Hess Corp.	82,839	12,674,367
HF Sinclair Corp.	3,003	170,961
Hindustan Petroleum Corp. Ltd. (India)*	16,565	50,846
Indian Oil Corp. Ltd. (India)	17,750	19,414
Inpex Corp. (Japan)	340,800	5,111,431
Japan Petroleum Exploration Co. Ltd. (Japan)	9,800	367,241
Kinder Morgan, Inc.	80,543	1,335,403
Kosmos Energy Ltd. (Ghana)*	324,800	2,656,864
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	25,759	689,053
Marathon Petroleum Corp.	115,358	17,458,280
Motor Oil Hellas Corinth Refineries SA (Greece)	525	13,260
Murphy Oil Corp.	18,100	820,835
Occidental Petroleum Corp.(a)	28,132	1,825,204
Oil & Natural Gas Corp. Ltd. (India)	149,301	343,717
ONEOK, Inc.(a)	70,143	4,449,171
ORLEN SA (Poland)	37,911	507,923
Ovintiv, Inc.	2,911	138,476
Par Pacific Holdings, Inc.*	26,200	941,628
PBF Energy, Inc. (Class A Stock)	11,600	620,948
Peabody Energy Corp.(a)	166,400	4,324,736
Permian Resources Corp.(a)	43,606	608,740
PetroChina Co. Ltd. (China) (Class H Stock)	1,118,000	837,866
Petroleo Brasileiro SA (Brazil)	105,800	794,150
Phillips 66	112,774	13,549,796
Pioneer Natural Resources Co.	12,970	2,977,264
Range Resources Corp.	4,805	155,730
Reliance Industries Ltd. (India)	9,630	271,130
Repsol SA (Spain)	124,564	2,048,955
Rosneft Oil Co. PJSC (Russia)^	19,154	—

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	24,000	$62,668
Shell PLC (Netherlands)	693,923	21,993,349
SM Energy Co.	72,800	2,886,520
Southwestern Energy Co.*	23,499	151,569
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	20,293	1,739,516
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	50,772	3,338,227
United Tractors Tbk PT (Indonesia)	42,400	77,359
Valero Energy Corp.	53,341	7,558,953
Williams Cos., Inc. (The)	118,402	3,988,963
World Kinect Corp.	70,700	1,585,801
		324,664,178
Paper & Forest Products — 0.0%
Empresas CMPC SA (Chile)	5,922	10,906
Hokuetsu Corp. (Japan)	94,300	683,678
Louisiana-Pacific Corp.	1,379	76,217
Suzano SA (Brazil)	57,200	615,407
		1,386,208
Passenger Airlines — 0.3%
Air France-KLM (France)*	75,471	944,545
Alaska Air Group, Inc.*	5,947	220,515
American Airlines Group, Inc.*(a)	20,846	267,037
ANA Holdings, Inc. (Japan)*	77,400	1,620,605
Delta Air Lines, Inc.	268,703	9,942,011
Deutsche Lufthansa AG (Germany)*	900,829	7,128,622
easyJet PLC (United Kingdom)*	40,580	210,340
Eva Airways Corp. (Taiwan)	17,000	15,683
Japan Airlines Co. Ltd. (Japan)	299,600	5,820,982
JET2 PLC (United Kingdom)	45,421	597,242
Pegasus Hava Tasimaciligi A/S (Turkey)*	310	9,300
Qantas Airways Ltd. (Australia)*	693,393	2,295,469
Singapore Airlines Ltd. (Singapore)	88,000	415,115
SkyWest, Inc.*	55,400	2,323,476
Southwest Airlines Co.(a)	25,059	678,347
Sun Country Airlines Holdings, Inc.*	15,483	229,768
Turk Hava Yollari AO (Turkey)*	3,354	29,604
United Airlines Holdings, Inc.*	234,465	9,917,870
		42,666,531
Personal Care Products — 0.3%
Colgate-Palmolive India Ltd. (India)	12,279	296,116
Coty, Inc. (Class A Stock)*	7,800	85,566
Dabur India Ltd. (India)	1,652	10,946
elf Beauty, Inc.*	25,506	2,801,324
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,966	1,151,485
Hengan International Group Co. Ltd. (China)	5,000	15,908
Kenvue, Inc.	57,390	1,152,391
L’Oreal SA (France)	61,124	25,330,526
Olaplex Holdings, Inc.*	500	975
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	165,184	$8,171,124
		39,016,361
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc.*	282,100	1,190,462
ANI Pharmaceuticals, Inc.*	10,100	586,406
Astellas Pharma, Inc. (Japan)	427,300	5,914,528
AstraZeneca PLC (United Kingdom)	90,690	12,232,676
AstraZeneca PLC (United Kingdom), ADR	280,727	19,010,832
Aurobindo Pharma Ltd. (India)	4,138	45,474
Bristol-Myers Squibb Co.	511,246	29,672,718
Catalent, Inc.*	7,135	324,857
China Medical System Holdings Ltd. (China)	94,000	141,874
Chugai Pharmaceutical Co. Ltd. (Japan)	46,900	1,446,117
Cipla Ltd. (India)	7,780	110,958
CSPC Pharmaceutical Group Ltd. (China)	55,600	40,663
Cymabay Therapeutics, Inc.*	9,534	142,152
Dong-E-E-Jiao Co. Ltd. (China) (Class A Stock)	1,100	7,412
Dr. Reddy’s Laboratories Ltd. (India)	13,012	873,237
Elanco Animal Health, Inc.*	642,241	7,218,789
Eli Lilly & Co.	169,884	91,249,793
GSK PLC	579,098	10,478,081
Harmony Biosciences Holdings, Inc.*	5,500	180,235
Hikma Pharmaceuticals PLC (Jordan)	37,840	960,878
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	17,400	65,268
Ipsen SA (France)	26,803	3,511,780
Jazz Pharmaceuticals PLC*	5,016	649,271
Johnson & Johnson	335,146	52,198,989
Kaken Pharmaceutical Co. Ltd. (Japan)	18,600	434,935
Ligand Pharmaceuticals, Inc.*	11,600	695,072
Lupin Ltd. (India)	1,323	18,629
Merck & Co., Inc.	219,959	22,644,779
Novartis AG (Switzerland)	216,231	22,083,378
Novo Nordisk A/S (Denmark), ADR(a)	198,777	18,076,780
Novo Nordisk A/S (Denmark) (Class B Stock)	425,492	38,741,584
Ono Pharmaceutical Co. Ltd. (Japan)	233,600	4,480,071
Organon & Co.	10,212	177,280
Orion OYJ (Finland) (Class B Stock)	7,364	289,301
Otsuka Holdings Co. Ltd. (Japan)	122,700	4,356,478
Pacira BioSciences, Inc.*(a)	5,054	155,057
Perrigo Co. PLC	2,887	92,240
Pfizer, Inc.	421,098	13,967,821
Prestige Consumer Healthcare, Inc.*	23,300	1,332,527
Recordati Industria Chimica e Farmaceutica SpA (Italy)	6,860	323,280
Revance Therapeutics, Inc.*	8,094	92,838
Richter Gedeon Nyrt (Hungary)	66,281	1,603,462
Roche Holding AG	48,816	13,326,822
Royalty Pharma PLC (Class A Stock)	7,881	213,890
Sanofi	71,922	7,722,644

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Santen Pharmaceutical Co. Ltd. (Japan)	23,000	$211,034
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (China) (Class A Stock)	2,600	8,376
Shionogi & Co. Ltd. (Japan)	140,700	6,275,848
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	14,200	56,783
Sun Pharmaceutical Industries Ltd. (India)	5,856	81,518
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	75,300	768,060
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,722,967
Torrent Pharmaceuticals Ltd. (India)	680	15,778
Viatris, Inc.	48,535	478,555
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	1,000	7,320
Zoetis, Inc.	9,391	1,633,846
		400,342,403
Professional Services — 0.4%
ASGN, Inc.*	1,867	152,497
Automatic Data Processing, Inc.	83,346	20,051,381
BayCurrent Consulting, Inc. (Japan)	22,400	746,431
Broadridge Financial Solutions, Inc.	2,761	494,357
CACI International, Inc. (Class A Stock)*	482	151,314
Ceridian HCM Holding, Inc.*(a)	5,915	401,333
Clarivate PLC*	10,147	68,086
Concentrix Corp.	67,194	5,382,911
Conduent, Inc.*	255,100	887,748
Dun & Bradstreet Holdings, Inc.	171,986	1,718,140
Equifax, Inc.	3,293	603,212
ExlService Holdings, Inc.*	50,500	1,416,020
FTI Consulting, Inc.*	557	99,374
Genpact Ltd.	2,707	97,993
HireRight Holdings Corp.*	9,466	90,022
Huron Consulting Group, Inc.*	7,494	780,575
Jacobs Solutions, Inc.	5,273	719,765
KBR, Inc.(a)	14,890	877,617
Kelly Services, Inc. (Class A Stock)	6,100	110,959
Leidos Holdings, Inc.	5,625	518,400
ManpowerGroup, Inc.	1,082	79,332
Parsons Corp.*	48,000	2,608,800
Paychex, Inc.	6,300	726,579
Paycom Software, Inc.	3,833	993,782
Paycor HCM, Inc.*(a)	703	16,050
Randstad NV (Netherlands)	15,439	852,944
RELX PLC (United Kingdom)	17,638	595,105
Resources Connection, Inc.	12,900	192,339
Robert Half, Inc.	4,268	312,759
Science Applications International Corp.	1,143	120,632
SS&C Technologies Holdings, Inc.	4,606	241,999
TELUS International CDA, Inc. (Philippines)*	872	6,645
Transcosmos, Inc. (Japan)	36,300	775,192
TransUnion(a)	4,091	293,693
TriNet Group, Inc.*	6,300	733,824
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TrueBlue, Inc.*	12,200	$178,974
TTEC Holdings, Inc.	17,800	466,716
Upwork, Inc.*	136,100	1,546,096
Verisk Analytics, Inc.	16,710	3,947,571
Visional, Inc. (Japan)*	10,800	543,347
Wolters Kluwer NV (Netherlands)	23,192	2,807,983
		53,408,497
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc.*	173,500	1,115,605
Aroundtown SA (Germany)*	255,144	529,298
CapitaLand Investment Ltd. (Singapore)	84,204	190,264
Castellum AB (Sweden)	18,200	184,485
Catena AB (Sweden)	3,879	134,594
CBRE Group, Inc. (Class A Stock)*	12,848	948,953
Central Pattana PCL (Thailand)	130,000	225,068
China Jinmao Holdings Group Ltd. (China)	2,084,000	267,939
China Overseas Land & Investment Ltd. (China)	153,500	317,163
China Overseas Property Holdings Ltd. (China)	10,000	11,254
CK Asset Holdings Ltd. (Hong Kong)	121,661	639,036
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	6,265	205,931
CoStar Group, Inc.*	13,198	1,014,794
DLF Ltd. (India)	3,808	24,285
Douglas Elliman, Inc.	113,695	256,951
Emaar Properties PJSC (United Arab Emirates)	473,083	1,035,312
Forestar Group, Inc.*	30,000	808,200
Grainger PLC (United Kingdom)	90,853	258,122
Greentown China Holdings Ltd. (China)	449,000	464,299
Hang Lung Properties Ltd. (Hong Kong)	408,000	558,208
Henderson Land Development Co. Ltd. (Hong Kong)	201,000	527,817
Howard Hughes Holdings, Inc.*	7,869	583,329
Hulic Co. Ltd. (Japan)	24,000	215,204
Intershop Holding AG (Switzerland)	602	397,995
Jones Lang LaSalle, Inc.*	1,004	141,745
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,142,448
KE Holdings, Inc. (China), ADR	50,753	787,687
Leopalace21 Corp. (Japan)*	196,000	429,536
Longfor Group Holdings Ltd. (China), 144A	156,000	278,866
Mitsubishi Estate Co. Ltd. (Japan)	17,052	222,461
Mitsui Fudosan Co. Ltd. (Japan)	143,031	3,150,117
New World Development Co. Ltd. (Hong Kong)	374,843	726,781
Nomura Real Estate Holdings, Inc. (Japan)	14,200	356,499
PSP Swiss Property AG (Switzerland)	2,211	260,858
Sagax AB (Sweden) (Class B Stock)	7,995	151,869
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	1,346,092

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shurgard Self Storage Ltd. (Belgium), REIT	5,714	$226,228
Sino Land Co. Ltd. (Hong Kong)	414,672	466,355
Starts Corp., Inc. (Japan)	22,000	429,389
Sun Hung Kai Properties Ltd. (Hong Kong)	110,710	1,181,271
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	581,262	3,915,101
Swire Properties Ltd. (Hong Kong)	25,303	52,623
TAG Immobilien AG (Germany)*	11,684	122,076
Tokyu Fudosan Holdings Corp. (Japan)	110,644	679,859
Vonovia SE (Germany)	5,452	130,621
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	230,191	887,142
Yanlord Land Group Ltd. (China)*	2,005,100	967,373
Yuexiu Property Co. Ltd. (China)	356,400	409,672
Zillow Group, Inc. (Class A Stock)*	17,034	762,953
Zillow Group, Inc. (Class C Stock)*	3,288	151,774
		31,291,502
Residential REITs — 0.2%
Advance Residence Investment Corp. (Japan)	118	267,496
American Homes 4 Rent (Class A Stock)	12,749	429,514
Apartment Income REIT Corp.	15,376	472,043
AvalonBay Communities, Inc.	17,793	3,055,770
Boardwalk Real Estate Investment Trust (Canada)	7,309	359,517
Camden Property Trust	8,014	757,964
Centerspace	5,100	307,326
Equity LifeStyle Properties, Inc.(a)	2,435	155,134
Equity Residential	214,120	12,570,985
Essex Property Trust, Inc.	2,538	538,284
Independence Realty Trust, Inc.	38,487	541,512
InterRent Real Estate Investment Trust (Canada)	28,177	259,106
Invitation Homes, Inc.	172,744	5,474,257
Mid-America Apartment Communities, Inc.	4,832	621,637
Nippon Accommodations Fund, Inc. (Japan)	18	75,976
Sun Communities, Inc.	6,308	746,489
UDR, Inc.	25,664	915,435
UNITE Group PLC (The) (United Kingdom)	27,317	297,812
Veris Residential, Inc.	120,105	1,981,733
		29,827,990
Retail REITs — 0.2%
Acadia Realty Trust	101,000	1,449,350
Agree Realty Corp.	1,855	102,470
Brixmor Property Group, Inc.	25,685	533,734
Federal Realty Investment Trust	3,267	296,088
InvenTrust Properties Corp.	6,166	146,812
Kimco Realty Corp.	131,342	2,310,306
Kite Realty Group Trust	18,100	387,702
Klepierre SA (France)	72,331	1,771,066
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Link REIT (Hong Kong)	25,411	$124,248
Macerich Co. (The)(a)	77,300	843,343
NETSTREIT Corp.(a)	8,696	135,484
NNN REIT, Inc.	3,861	136,448
Realty Income Corp.(a)	36,564	1,826,006
Regency Centers Corp.	10,204	606,526
Retail Opportunity Investments Corp.	19,902	246,387
RioCan Real Estate Investment Trust (Canada)	9,382	124,817
RPT Realty	86,700	915,552
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,078,202
Scentre Group (Australia)	992,373	1,559,381
Simon Property Group, Inc.(a)	27,195	2,937,876
SITE Centers Corp.	12,248	151,018
Spirit Realty Capital, Inc.(a)	3,013	101,026
Unibail-Rodamco-Westfield (France)*	109,176	5,368,783
Urban Edge Properties	14,749	225,070
Vicinity Ltd. (Australia)	754,410	817,593
		24,195,288
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	303,293	31,184,586
Advantest Corp. (Japan)	98,360	2,743,606
Alchip Technologies Ltd. (Taiwan)	6,976	584,735
Amkor Technology, Inc.	65,100	1,471,260
Analog Devices, Inc.	20,894	3,658,330
Applied Materials, Inc.	41,068	5,685,865
ARM Holdings PLC, ADR*(a)	39,062	2,090,598
ASE Technology Holding Co. Ltd. (Taiwan)	156,000	532,500
ASM International NV (Netherlands)	13,960	5,829,595
ASML Holding NV (Netherlands) (XAMS)	30,725	18,089,355
ASML Holding NV (Netherlands) (XNGS)	6,970	4,102,960
ASPEED Technology, Inc. (Taiwan)	7,568	651,926
Axcelis Technologies, Inc.*	18,000	2,934,900
Broadcom, Inc.	60,133	49,945,267
Cirrus Logic, Inc.*	1,183	87,495
Diodes, Inc.*	9,500	748,980
Disco Corp. (Japan)	14,100	2,605,061
eMemory Technology, Inc. (Taiwan)	14,692	922,419
Enphase Energy, Inc.*	2,734	328,490
Entegris, Inc.	4,555	427,760
First Solar, Inc.*	4,151	670,760
Global Unichip Corp. (Taiwan)	32,191	1,370,756
GLOBALFOUNDRIES, Inc.*(a)	1,603	93,279
Globalwafers Co. Ltd. (Taiwan)	1,000	14,099
Hanmi Semiconductor Co. Ltd. (South Korea)	247	9,614
Inari Amertron Bhd (Malaysia)	13,000	8,007
Infineon Technologies AG (Germany)	296,030	9,804,735
Intel Corp.	823,037	29,258,965
JA Solar Technology Co. Ltd. (China) (Class A Stock)	18,100	63,722
KLA Corp.	20,334	9,326,392
Lam Research Corp.	33,486	20,988,020

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	2,900	$10,890
Marvell Technology, Inc.	18,039	976,451
MediaTek, Inc. (Taiwan)	9,000	205,766
Microchip Technology, Inc.	14,369	1,121,500
Micron Technology, Inc.	83,417	5,674,859
MKS Instruments, Inc.	1,430	123,752
Monolithic Power Systems, Inc.	873	403,326
Novatek Microelectronics Corp. (Taiwan)	84,000	1,103,054
NVIDIA Corp.	407,017	177,048,325
NXP Semiconductors NV (China)	59,762	11,947,619
ON Semiconductor Corp.*	77,784	7,230,023
Photronics, Inc.*	180,700	3,651,947
Qorvo, Inc.*	73,714	7,037,476
QUALCOMM, Inc.	199,727	22,181,681
Realtek Semiconductor Corp. (Taiwan)	10,000	122,784
Renesas Electronics Corp. (Japan)*	504,200	7,701,635
SCREEN Holdings Co. Ltd. (Japan)	67,200	3,265,659
SK Hynix, Inc. (South Korea)	2,552	216,064
Skyworks Solutions, Inc.	90,078	8,880,790
SMART Global Holdings, Inc.*	6,400	155,840
SolarEdge Technologies, Inc.*(a)	1,070	138,576
STMicroelectronics NV (Singapore)	218,445	9,420,020
Synaptics, Inc.*	1,100	98,384
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	164,419	2,681,056
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	105,262	9,147,268
Teradyne, Inc.(a)	3,619	363,565
Texas Instruments, Inc.	46,307	7,363,276
Tower Semiconductor Ltd. (Israel)*	12,597	309,382
United Microelectronics Corp. (Taiwan)	694,679	975,445
Universal Display Corp.	7,140	1,120,909
Wolfspeed, Inc.*	2,647	100,851
		497,012,210
Software — 4.8%
ACI Worldwide, Inc.*	54,400	1,227,264
Adeia, Inc.	151,500	1,618,020
Adobe, Inc.*	85,963	43,832,534
ANSYS, Inc.*	2,111	628,128
Appfolio, Inc. (Class A Stock)*	21,200	3,871,756
Appier Group, Inc. (Japan)*	87,400	929,781
AppLovin Corp. (Class A Stock)*	175,435	7,010,383
Aspen Technology, Inc.*	590	120,513
Autodesk, Inc.*	22,199	4,593,195
Bentley Systems, Inc. (Class B Stock)(a)	195	9,781
BILL Holdings, Inc.*	2,172	235,814
Blackbaud, Inc.*	5,800	407,856
Box, Inc. (Class A Stock)*	7,000	169,470
Cadence Design Systems, Inc.*	33,446	7,836,398
CCC Intelligent Solutions Holdings, Inc.*	3,806	50,810
Check Point Software Technologies Ltd. (Israel)*	6,100	813,008
Clear Secure, Inc. (Class A Stock)(a)	19,907	379,029
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
CommVault Systems, Inc.*	23,200	$1,568,552
Computer Engineering & Consulting Ltd. (Japan)	48,500	517,268
Constellation Software, Inc. (Canada)	200	412,895
Crowdstrike Holdings, Inc. (Class A Stock)*	26,766	4,480,093
CyberArk Software Ltd.*	15,776	2,583,636
Cybozu, Inc. (Japan)	133,600	1,806,851
Dassault Systemes SE (France)	97,411	3,618,081
Descartes Systems Group, Inc. (The) (Canada)*	2,630	192,989
Digital Turbine, Inc.*	30,100	182,105
Dolby Laboratories, Inc. (Class A Stock)	1,264	100,185
DoubleVerify Holdings, Inc.*	2,994	83,682
Dropbox, Inc. (Class A Stock)*	452	12,308
Dynatrace, Inc.*	15,000	700,950
eGain Corp.*	51,700	316,921
EngageSmart, Inc.*	5,932	106,717
Fair Isaac Corp.*	460	399,524
Fortinet, Inc.*	12,719	746,351
Fortnox AB (Sweden)	43,275	230,351
Freshworks, Inc. (Class A Stock)*(a)	80,400	1,601,568
Gen Digital, Inc.	71,106	1,257,154
Guidewire Software, Inc.*	1,736	156,240
HashiCorp, Inc. (Class A Stock)*(a)	445	10,159
HubSpot, Inc.*	3,288	1,619,340
Informatica, Inc. (Class A Stock)*	749	15,781
Intapp, Inc.*	7,895	264,640
Intuit, Inc.	44,987	22,985,658
KPIT Technologies Ltd. (India)	35,551	491,521
LiveRamp Holdings, Inc.*	15,800	455,672
Microsoft Corp.	1,023,827	323,273,375
Monday.com Ltd.*	17,200	2,738,584
nCino, Inc.*(a)	1,286	40,895
NCR Corp.*	447,441	12,067,484
Nutanix, Inc. (Class A Stock)*	3,557	124,068
Oracle Corp.	81,646	8,647,944
Oracle Corp. (Japan)	7,600	562,972
Palo Alto Networks, Inc.*(a)	5,900	1,383,196
PTC, Inc.*	5,613	795,250
Q2 Holdings, Inc.*	6,376	205,754
Rakus Co. Ltd. (Japan)	30,800	422,559
Roper Technologies, Inc.	4,429	2,144,876
Sage Group PLC (The) (United Kingdom)	37,631	452,848
Salesforce, Inc.*	209,273	42,436,379
SAP SE (Germany)	5,832	754,906
SentinelOne, Inc. (Class A Stock)*	3,903	65,805
ServiceNow, Inc.*	76,516	42,769,383
SolarWinds Corp.*	89,200	842,048
Sprout Social, Inc. (Class A Stock)*(a)	15,827	789,451
SPS Commerce, Inc.*	17,500	2,985,675
Synopsys, Inc.*	11,091	5,090,436
Tata Elxsi Ltd. (India)	6,487	562,925
Technology One Ltd. (Australia)	72,166	715,652
Tenable Holdings, Inc.*	32,300	1,447,040
Teradata Corp.*	118,900	5,352,878

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Trend Micro, Inc. (Japan)	11,000	$416,387
Tyler Technologies, Inc.*	1,152	444,833
UiPath, Inc. (Class A Stock)*	1,955	33,450
Unity Software, Inc.*(a)	3,663	114,982
Verint Systems, Inc.*	55,500	1,275,945
Workday, Inc. (Class A Stock)*	43,900	9,431,915
Xero Ltd. (New Zealand)*	66,402	4,775,489
Zoom Video Communications, Inc. (Class A Stock)*	28,532	1,995,528
		595,811,844
Specialized REITs — 0.5%
American Tower Corp.	91,236	15,003,760
Big Yellow Group PLC (United Kingdom)	19,839	226,074
Crown Castle, Inc.	16,728	1,539,478
CubeSmart	12,149	463,241
Digital Realty Trust, Inc.	43,601	5,276,593
EPR Properties	8,027	333,442
Equinix, Inc.	4,584	3,329,176
Extra Space Storage, Inc.	12,773	1,552,941
Gaming & Leisure Properties, Inc.	90,518	4,123,095
Iron Mountain, Inc.(a)	69,615	4,138,612
Lamar Advertising Co. (Class A Stock)	364	30,383
National Storage Affiliates Trust(a)	9,953	315,908
National Storage REIT (Australia)	213,170	296,633
Public Storage(a)	46,491	12,251,308
Rayonier, Inc.(a)	3,148	89,592
Safehold, Inc.(a)	24,656	438,877
Safestore Holdings PLC (United Kingdom)	143,974	1,286,299
SBA Communications Corp.(a)	8,902	1,781,913
VICI Properties, Inc.	55,588	1,617,611
Weyerhaeuser Co.	279,814	8,579,097
		62,674,033
Specialty Retail — 1.4%
Aaron’s Co., Inc. (The)	30,100	315,147
Advance Auto Parts, Inc.(a)	1,239	69,297
American Eagle Outfitters, Inc.(a)	158,000	2,624,380
AutoNation, Inc.*	646	97,804
AutoZone, Inc.*	737	1,871,973
Bath & Body Works, Inc.	9,844	332,727
Best Buy Co., Inc.	7,606	528,389
Boot Barn Holdings, Inc.*(a)	2,280	185,113
Burlington Stores, Inc.*	28,832	3,900,970
CarMax, Inc.*	6,294	445,175
Chico’s FAS, Inc.*	157,000	1,174,360
Dick’s Sporting Goods, Inc.(a)	1,209	131,273
Duluth Holdings, Inc. (Class B Stock)*(a)	33,900	203,739
Fnac Darty SA (France)	15,130	370,584
Foot Locker, Inc.(a)	7,656	132,832
GameStop Corp. (Class A Stock)*(a)	5,739	94,464
Gap, Inc. (The)	4,267	45,358
Group 1 Automotive, Inc.	1,700	456,807
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	38,925	551,965
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	90,162	$27,243,350
Hornbach Holding AG & Co. KGaA (Germany)	4,478	285,408
Industria de Diseno Textil SA (Spain)	534,246	19,880,391
JB Hi-Fi Ltd. (Australia)	182,679	5,306,013
JD Sports Fashion PLC (United Kingdom)	3,687,811	6,699,015
JUMBO SA (Greece)	5,430	149,272
Kingfisher PLC (United Kingdom)	1,522,519	4,133,053
Lithia Motors, Inc.	576	170,110
Lowe’s Cos., Inc.	134,173	27,886,516
Murphy USA, Inc.	5,815	1,987,160
ODP Corp. (The)*	12,500	576,875
O’Reilly Automotive, Inc.*	18,091	16,442,186
Penske Automotive Group, Inc.(a)	427	71,335
Petco Health & Wellness Co., Inc.*(a)	455,177	1,861,674
RH*(a)	277	73,228
Ross Stores, Inc.	17,381	1,963,184
Sanrio Co. Ltd. (Japan)	10,800	512,859
Signet Jewelers Ltd.(a)	13,700	983,797
ThredUp, Inc. (Class A Stock)*(a)	89,400	358,494
TJX Cos., Inc. (The)	290,855	25,851,192
Tractor Supply Co.(a)	2,140	434,527
Ulta Beauty, Inc.*	25,545	10,203,950
Urban Outfitters, Inc.*	120,000	3,922,800
Valvoline, Inc.	2,455	79,149
Victoria’s Secret & Co.*(a)	627	10,458
Wayfair, Inc. (Class A Stock)*	1,058	64,083
Williams-Sonoma, Inc.(a)	1,169	181,663
		170,864,099
Technology Hardware, Storage & Peripherals — 2.9%
Acer, Inc. (Taiwan)	803,000	904,804
Advantech Co. Ltd. (Taiwan)	62,098	664,922
Apple, Inc.	1,799,618	308,112,598
Asustek Computer, Inc. (Taiwan)	61,000	694,122
Canon, Inc. (Japan)	206,600	4,976,712
Catcher Technology Co. Ltd. (Taiwan)	138,000	780,998
Compal Electronics, Inc. (Taiwan)	726,000	691,814
Dell Technologies, Inc. (Class C Stock)	89,995	6,200,655
Elecom Co. Ltd. (Japan)	21,000	244,530
FUJIFILM Holdings Corp. (Japan)	38,900	2,250,388
Hewlett Packard Enterprise Co.(a)	755,956	13,130,956
HP, Inc.	31,785	816,874
Konica Minolta, Inc. (Japan)*	105,600	343,781
Lite-On Technology Corp. (Taiwan)	127,000	479,477
MCJ Co. Ltd. (Japan)	193,900	1,454,217
Micro-Star International Co. Ltd. (Taiwan)	137,000	696,963
NetApp, Inc.	6,944	526,911
Pegatron Corp. (Taiwan)	217,000	515,173
Pure Storage, Inc. (Class A Stock)*	1,155	41,141
Quadient SA (France)	45,264	911,777
Quanta Computer, Inc. (Taiwan)	132,000	987,903
Samsung Electronics Co. Ltd. (South Korea)	33,170	1,676,881
Seagate Technology Holdings PLC(a)	3,804	250,874
Seiko Epson Corp. (Japan)	9,000	141,341

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Shenzhen Transsion Holdings Co. Ltd. (China) (Class A Stock)	470	$9,423
Super Micro Computer, Inc.*(a)	6,600	1,809,852
Western Digital Corp.*	12,951	590,954
Wistron Corp. (Taiwan)	194,000	614,370
Wiwynn Corp. (Taiwan)	6,000	279,784
Xerox Holdings Corp.	129,000	2,024,010
Xiaomi Corp. (China) (Class B Stock), 144A*	77,600	121,569
		352,945,774
Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd. (China)	7,600	85,039
Brunello Cucinelli SpA (Italy)	47,981	3,639,302
Burberry Group PLC (United Kingdom)	26,717	619,164
Capri Holdings Ltd.*	2,607	137,154
Carter’s, Inc.(a)	799	55,251
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	33,721	4,106,653
Columbia Sportswear Co.	827	61,281
G-III Apparel Group Ltd.*	10,600	264,152
Goldwin, Inc. (Japan)	30,500	2,065,365
Hermes International SCA (France)	11,493	20,949,763
HUGO BOSS AG (Germany)	85,100	5,379,231
Kontoor Brands, Inc.	4,090	179,592
Lululemon Athletica, Inc.*	70,765	27,287,692
LVMH Moet Hennessy Louis Vuitton SE (France)	44,713	33,750,744
Moncler SpA (Italy)	36,012	2,087,076
NIKE, Inc. (Class B Stock)	81,956	7,836,633
On Holding AG (Switzerland) (Class A Stock)*(a)	159,061	4,425,077
PVH Corp.	1,336	102,217
Ralph Lauren Corp.(a)	37,432	4,345,481
Skechers USA, Inc. (Class A Stock)*	69,256	3,390,081
Tapestry, Inc.	9,208	264,730
Under Armour, Inc. (Class A Stock)*	4,338	29,715
Under Armour, Inc. (Class C Stock)*	4,163	26,560
VF Corp.(a)	13,866	245,012
		121,332,965
Tobacco — 0.4%
Altria Group, Inc.	168,142	7,070,371
British American Tobacco PLC (United Kingdom)	224,882	7,061,002
Imperial Brands PLC (United Kingdom)	435,002	8,824,635
ITC Ltd. (India)	72,474	387,230
Japan Tobacco, Inc. (Japan)	402,900	9,269,940
KT&G Corp. (South Korea)	1,654	105,628
Philip Morris International, Inc.	111,684	10,339,705
Scandinavian Tobacco Group A/S (Denmark), 144A	263,194	4,009,086
Turning Point Brands, Inc.	43,400	1,002,106
Universal Corp.	2,500	118,025
Vector Group Ltd.(a)	8,700	92,568
		48,280,296
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	15,380	$245,454
Air Lease Corp.	2,218	87,411
Applied Industrial Technologies, Inc.	1,300	200,993
Ashtead Group PLC (United Kingdom)	195,666	11,865,700
Boise Cascade Co.	26,700	2,751,168
Core & Main, Inc. (Class A Stock)*	1,761	50,805
Fastenal Co.	14,358	784,521
Ferguson PLC	4,120	677,616
GMS, Inc.*	36,800	2,354,096
Herc Holdings, Inc.	3,466	412,246
ITOCHU Corp. (Japan)	48,500	1,751,526
Marubeni Corp. (Japan)	33,100	515,971
Mitsubishi Corp. (Japan)	11,200	533,684
Mitsui & Co. Ltd. (Japan)	14,400	522,287
MSC Industrial Direct Co., Inc. (Class A Stock)	978	95,991
Posco International Corp. (South Korea)	348	18,283
Rexel SA (France)	220,731	4,945,693
SiteOne Landscape Supply, Inc.*	649	106,079
Sojitz Corp. (Japan)	20,600	451,256
Sumitomo Corp. (Japan)	26,700	532,877
Toyota Tsusho Corp. (Japan)	23,900	1,405,703
United Rentals, Inc.(a)	2,461	1,094,087
Veritiv Corp.	19,600	3,310,440
W.W. Grainger, Inc.	8,104	5,606,671
Watsco, Inc.(a)	536	202,458
WESCO International, Inc.	938	134,903
Yuasa Trading Co. Ltd. (Japan)	10,700	295,644
		40,953,563
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	4,619	695,056
International Container Terminal Services, Inc. (Philippines)	6,380	23,308
Japan Airport Terminal Co. Ltd. (Japan)	5,000	211,822
Taiwan High Speed Rail Corp. (Taiwan)	12,000	11,139
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	10,000	7,441
		948,766
Water Utilities — 0.0%
American States Water Co.	2,900	228,172
American Water Works Co., Inc.(a)	7,969	986,801
Essential Utilities, Inc.	5,161	177,177
		1,392,150
Wireless Telecommunication Services — 0.1%
Advanced Info Service PCL (Thailand)	6,700	41,841
Etihad Etisalat Co. (Saudi Arabia)	18,502	219,789
Freenet AG (Germany)	6,496	152,061
Mobile Telecommunications Co. KSCP (Kuwait)	37,468	58,969
Mobile Telecommunications Co. Saudi Arabia (Saudi Arabia)	3,000	10,529
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	278,568

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Spok Holdings, Inc.	15,600	$222,612
Telephone & Data Systems, Inc.	86,300	1,580,153
TIM SA (Brazil)	5,200	15,466
T-Mobile US, Inc.*	85,570	11,984,078
Vodafone Group PLC (United Kingdom)	919,548	861,985
		15,426,051

Total Common Stocks (cost $7,015,203,261)		7,391,177,793
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,188	389,822
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	68,107	6,390,283
Hyundai Motor Co. (South Korea) (2nd PRFC)	261	20,460
Hyundai Motor Co. (South Korea) (PRFC)	172	13,371
Volkswagen AG (Germany) (PRFC)	4,320	496,365
		7,310,301
Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	143,588	955,482
Itau Unibanco Holding SA (Brazil) (PRFC)	18,400	99,458
Itausa SA (Brazil) (PRFC)	32,000	57,550
		1,112,490
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	60,000	1,392,000
Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	57	13,114
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	99,414	244,849
Electrical Equipment — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	9,422	559,610
Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	442,131
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	13,915	990,880
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	872,040	4,172,357
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	231,100	1,585,248
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—
		1,585,248
	Shares	Value

Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	11,745	$473,165

Total Preferred Stocks (cost $19,840,823)		18,296,145
Unaffiliated Exchange-Traded Funds — 1.4%
iShares Core S&P 500 ETF	247,870	106,442,814
iShares Core U.S. Aggregate Bond ETF	268,318	25,232,625
iShares MSCI EAFE ETF(a)	79,500	5,479,140
iShares MSCI EAFE Small-Cap ETF(a)	67,532	3,813,532
iShares Russell 1000 Value ETF	43,100	6,543,442
SPDR S&P 500 ETF Trust	52,767	22,556,837

Total Unaffiliated Exchange-Traded Funds (cost $166,215,839)		170,068,390

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	200	1,022
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.6%
Automobiles — 0.1%
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,700	1,686,885
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	2,000	1,844,478
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	887,307
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,668,192
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	127	123,681
Series 2021-03, Class D, 144A
1.009%	02/26/29	90	85,822
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	210	208,596
Series 2022-C, Class E, 144A
11.366%	12/15/32	191	192,398
Santander Bank, NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31	169	165,751

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	$543,616
				7,406,726
Collateralized Loan Obligations — 4.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.819%(c)	10/27/34		10,500	10,390,510
Apex Credit CLO LLC (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.818%(c)	10/20/34		13,250	13,120,289
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.057%(c)	04/26/35		15,500	15,600,707
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.913%(c)	04/15/30	EUR	2,000	2,052,966
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		8,000	7,940,000
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.798%(c)	01/24/33	EUR	14,000	14,618,303
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	01/20/32		1,730	1,726,165
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33		5,000	4,982,161
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.688%(c)	01/20/34		17,200	17,177,356
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		2,469	2,454,217
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.750%(c)	07/15/34		4,000	3,955,444
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.520%(c)	10/15/30		23,397	23,329,337
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.761%(c)	08/20/32		6,050	5,995,550
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.588%(c)	10/20/30		9,417	$9,391,637
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	07/20/34		6,000	5,944,108
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35		10,125	10,039,384
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		8,250	8,187,755
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.713%(c)	01/15/34	EUR	15,250	15,830,139
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.658%(c)	04/20/34		4,540	4,514,204
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34		9,000	8,935,971
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		11,250	11,167,899
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	04/20/34		2,275	2,251,437
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
4.475%(c)	09/15/31	EUR	5,434	5,649,720
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
4.894%(c)	09/22/34	EUR	2,500	2,583,463
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.823%(c)	01/25/35		17,500	17,206,984
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.038%(c)	10/20/33		10,000	9,996,868
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.738%(c)	04/20/34		6,000	5,976,408
Series 2020-04A, Class A, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.960%(c)	01/17/34		1,500	1,497,582

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.663%(c)	10/15/34	EUR	8,500	$8,775,961
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.757%(c)	01/22/31		14,733	14,700,950
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.708%(c)	04/15/34		10,000	9,929,098
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.766%(c)	10/20/31		7,000	6,968,660
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33		19,000	18,821,723
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.887%(c)	11/17/32	EUR	13,500	14,095,076
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.822%(c)	10/26/34		1,500	1,485,062
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.313%(c)	07/15/31	EUR	9,000	9,282,141
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.750%(c)	01/15/31		12,666	12,627,789
Series 32A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.890%(c)	01/15/32		28,850	28,767,431
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34		4,500	4,457,250
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32		15,500	15,406,693
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.712%(c)	01/18/34		2,750	2,737,689
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.326%(c)	11/15/31		35,000	35,110,061
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30		5,245	5,209,811
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.095%(c)	04/20/35		10,250	$10,302,294
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 0.000%)
6.868%(c)	01/20/32		11,750	11,640,277
Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.828%(c)	07/20/30		6,205	6,210,034
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.908%(c)	10/20/32		29,250	29,220,943
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.551%(c)	04/25/30	EUR	4,974	5,181,029
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	04/20/34		2,100	2,082,988
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		5,150	5,084,003
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		7,575	7,534,251
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.798%(c)	10/20/34		12,000	11,865,349
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.633%(c)	10/15/34	EUR	10,000	10,300,974
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.708%(c)	07/20/32		13,600	13,468,200
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		3,750	3,715,713
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.860%(c)	04/15/30		4,390	4,373,148
				551,871,162
Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	212,762

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		20	$20,164
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	2,929,496
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	398,250
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	398,230
				3,958,902
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.596%(c)	11/15/28	GBP	700	854,385
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)
6.784%(c)	08/25/33		356	365,533
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.134%(c)	05/25/33		872	844,963
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.234%(c)	08/25/35		708	666,780
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.454%(c)	10/25/33		107	105,181
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		273	271,753
				2,254,210
Other — 0.0%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		490	482,292
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.994%(cc)	03/25/44		494	482,038
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.826%(c)	11/25/60	EUR	433	436,025
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.447%	11/25/35		256	251,333
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.865%(c)	09/27/75	EUR	610	$633,306
				1,802,702

Total Asset-Backed Securities (cost $582,667,652)				568,630,379
Commercial Mortgage-Backed Securities — 0.4%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	5,653,374
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		4,899	4,792,853
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,247,261
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.763%(cc)	11/25/25		98,803	1,072,406
Series K055, Class X1, IO
1.473%(cc)	03/25/26		29,544	835,844
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)
7.675%(c)	08/01/24		2,500	2,472,536
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	1,782,682
Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)
8.087%(c)	06/15/38		2,200	1,856,964
Series 2021-NYAH, Class H, 144A, 1 Month SOFR + 3.504% (Cap N/A, Floor 3.390%)
8.837%(c)	06/15/38		1,190	982,077
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	194,287
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.213%(c)	03/15/39		750	712,369
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.663%(c)	03/15/39		1,950	1,854,058
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,347,729
ONE Mortgage Trust,
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.196%(c)	03/15/36		300	273,250
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.395%(c)	10/15/36		3,629	3,462,583

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
6.719%(c)	08/17/31	GBP	845	$991,118
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.969%(c)	08/17/31	GBP	1,173	1,359,147
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.319%(c)	08/17/31	GBP	983	1,119,629
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		2,000	1,906,937
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
7.297%(c)	05/15/31		300	281,161
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
7.847%(c)	05/15/31		200	184,305
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
8.947%(c)	05/15/31		300	271,387

Total Commercial Mortgage-Backed Securities (cost $53,341,167)				45,653,957
Corporate Bonds — 3.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	429,689
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)		1,350	1,225,125
7.125%	06/15/26		1,100	1,062,556
7.500%	03/15/25		2,097	2,091,757
7.500%	02/01/29(a)		1,150	1,089,625
7.875%	04/15/27(a)		6,025	5,860,156
				11,758,908
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,550	3,015,633
Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	477,524
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,171	1,112,432
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,220	2,054,283
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
4.625%	04/15/29		495	$425,864
				4,070,103
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)		480	355,739
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		3,700	2,699,502
5.291%	12/08/46		2,140	1,626,413
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	573,676
3.664%	09/08/24		2,325	2,249,414
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		165	137,428
6.250%	10/02/43		390	348,371
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,669,928
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		540	415,159
				9,719,891
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	982,800
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		2,300	2,183,589
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		2,475	1,919,067
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,225	996,260
				6,081,716
Banks — 0.7%
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,742,908
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28		1,200	1,080,007
5.147%	08/18/25		1,200	1,172,801
5.294%	08/18/27		400	386,495
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,142,500

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	$188,000
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	171,251
3.000%	05/30/29	EUR	300	294,097
4.000%	09/08/27	EUR	1,800	1,876,046
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	591,178
2.592%(ff)	04/29/31		335	268,990
2.687%(ff)	04/22/32		1,700	1,332,972
Sub. Notes
6.110%	01/29/37		650	641,618
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	583,491
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		1,070	827,576
5.501%(ff)	08/09/28		1,125	1,082,812
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		3,210	2,645,781
2.871%(ff)	04/19/32		800	628,764
5.335%(ff)	06/12/29		480	465,973
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000	1,962,232
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,357,286
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		230	174,687
2.561%(ff)	05/01/32		4,890	3,779,049
2.572%(ff)	06/03/31		2,705	2,156,228
Sub. Notes
4.125%	07/25/28		485	440,761
6.174%(ff)	05/25/34		330	316,392
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	1,961,169
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25(a)		5,045	4,904,532
2.552%(ff)	01/07/28		1,170	1,022,699
Sub. Notes
3.742%(ff)	01/07/33		4,890	3,504,830
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	271,098
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	630,529
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	967,444
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	$425,670
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	499,377
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,385,975
0.875%	12/09/25	GBP	1,000	1,080,972
1.625%	04/07/27	EUR	290	279,180
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	355,253
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,569,502
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	880,487
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		4,660	4,079,519
2.600%	02/07/30		770	630,050
2.615%(ff)	04/22/32		2,550	1,990,386
3.500%	04/01/25		295	283,900
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		1,225	1,010,606
2.804%(ff)	05/24/32		1,155	894,751
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		400	391,632
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		1,175	1,051,409
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54		525	471,203
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,205	888,977
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	1,957,382
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	374,980
2.580%(ff)	04/22/32		120	94,639
3.509%(ff)	01/23/29		185	167,793
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	119,452
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,186,742
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	1,100	1,029,884
1.593%(ff)	05/04/27		1,455	1,295,307
4.656%(ff)	03/02/29	EUR	700	738,634

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	$581,250
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,019,663
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	168,043
5.250%(ff)	04/21/34		155	143,945
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	134,709
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	62,895
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,187,901
2.889%(ff)	06/09/32		345	260,569
3.337%(ff)	01/21/33		590	455,289
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,415	1,397,200
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34		210	197,893
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	1,909,503
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,900	1,654,890
2.193%(ff)	06/05/26		1,275	1,185,750
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		1,220	1,077,569
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	1,843,110
				83,986,037
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		1,095	949,863
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		725	701,416
				1,651,279
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30		955	932,676
Building Materials — 0.0%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		238	229,086
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,500	$1,242,394
4.750%	01/15/28		1,725	1,555,904
				3,027,384
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	689,522
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		475	498,271
				1,187,793
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,180,345
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	781,375
4.625%	06/01/28		585	482,625
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)		1,950	1,653,824
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	700	692,407
4.250%	09/25/30	GBP	1,400	1,495,767
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	645,207
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		375	405,390
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,909,535
GTCR W-2 Merger Sub LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	300,379
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	4,930	4,321,157
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	262,248
4.875%	01/15/28(a)		2,900	2,714,446
5.250%	01/15/30(a)		3,679	3,394,176
				20,238,881

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
NCR Atleos Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	$736,076
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,809,787
				2,545,863
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,307,728
Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		1,005	979,236
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25(a)		575	550,969
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
7.715%(c)	05/31/25^		2,800	2,646,000
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,900	1,443,061
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		100	81,501
5.500%	08/15/28		970	855,724
6.000%	01/15/27(a)		915	865,119
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		475	362,176
2.999%	01/22/32		905	701,347
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,666,759
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	2,000	1,760,469
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26	GBP	1,725	1,757,402
				13,669,763
Electric — 0.4%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	2,900	2,557,617
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		249	203,232
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,610,422
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)		470	$393,541
5.000%	02/01/31		3,310	2,680,349
5.125%	03/15/28		2,500	2,226,319
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	342,841
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		2,118	1,768,530
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		7,600	6,911,364
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
7.875%	12/15/26		2,000	2,067,240
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34		1,000	952,800
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,640,454
6.625%	01/15/27		1,144	1,120,728
Gtd. Notes, 144A
3.875%	02/15/32(a)		950	712,522
5.250%	06/15/29		1,550	1,367,524
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		675	661,022
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	144,967
2.450%	12/02/27		700	593,652
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,500	2,451,102
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	254,677
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	805,339
2.875%	10/25/25	EUR	2,000	2,035,777
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,318,450
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,550	1,425,738
8.000%(ff)	10/15/26(oo)		4,800	4,606,510
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		1,100	945,648
5.000%	07/31/27		2,500	2,298,815
5.625%	02/15/27		4,100	3,884,235
				47,981,415

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	$967,756
7.250%	06/15/28(a)		925	931,356
				1,899,112
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,300	1,321,789
Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	4,600	3,739,166
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,140,876
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,040,888
5.500%	07/31/47		901	685,336
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		406	367,479
4.250%	10/31/26		404	379,364
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	528,815
				8,881,924
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		650	632,145
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		2,400	2,034,741
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	888,425
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		1,675	1,575,237
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,351,623
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,150	851,330
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		600	464,122
5.141%	03/15/52		990	734,493
				8,532,116
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		3,700	$3,559,028
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	1,904,684
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26	GBP	1,500	1,588,140
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,800	4,023,288
4.500%	02/16/26	GBP	4,450	4,801,666
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	1,763,169
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	448,800
4.375%	01/31/32		900	754,333
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		775	647,121
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		600	543,742
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	955,177
				20,989,148
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		686	643,028
5.875%	08/20/26		1,275	1,224,853
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	1,150	1,002,808
				2,870,689
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	1,000	879,189
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,750	1,478,640
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		525	453,851
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	540,612
2.250%	03/07/39	EUR	1,005	805,541
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,430	885,801
				5,043,634

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.1%
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29		1,973	$1,783,600
4.500%	02/15/27		235	224,102
5.125%	06/15/39		215	185,453
5.250%	06/15/49		170	139,444
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,500	1,321,964
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29(a)		1,275	1,098,101
4.375%	01/15/30		1,225	1,055,120
4.625%	06/15/28		315	283,803
Sr. Sec’d. Notes, 144A
6.750%	05/15/31		1,650	1,592,443
				7,684,030
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		1,075	906,893
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	114,223
7.250%	10/15/29		1,600	1,498,615
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,622,600
6.250%	09/15/27		865	775,230
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	981,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)		2,850	2,805,080
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	852,722
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	4,874,265
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,187,902
5.875%	06/15/27		1,620	1,544,714
				18,163,244
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		800	667,844
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		450	369,000
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	$1,327,262
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		390	333,660
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44		595	488,075
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		2,400	2,218,442
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,291,224
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		290	244,196
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		1,030	678,140
				6,253,737
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.750%	02/14/30		2,000	1,902,440
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	247,278
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	1,863,762
				4,013,480
Leisure Time — 0.0%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	437,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)		1,000	887,500
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		225	222,359
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		950	896,563
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,346,232
				3,789,654
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		2,750	2,216,519

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	$202,299
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		768	717,066
5.500%	04/15/27(a)		2,350	2,191,814
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,136,114
				6,463,812
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		400	402,052
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	828,133
				1,230,185
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		5,825	4,571,517
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)		880	740,076
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		1,485	1,132,888
6.384%	10/23/35		830	772,757
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		2,460	1,682,211
5.500%	04/15/27(a)		2,200	1,885,502
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A (original cost $853,125; purchased 08/30/22)(f)
5.375%	08/15/26(d)		4,375	103,646
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		325	194,595
5.300%	05/15/49		559	427,199
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,657,204
7.750%	07/01/26		400	299,672
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,200	1,204,130
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	391,555
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,900	1,851,912
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
5.250%	05/15/29	GBP	326	$342,018
				17,256,882
Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,115,683
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		270	243,054
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32		400	360,080
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	193,526
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	825,411
				2,737,754
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,062,143
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,202,588
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	781,884
				3,046,615
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	978,457
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		800	782,185
9.000%	11/01/27		161	203,957
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		1,735	1,650,419
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	732,755
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	108,483
3.750%	02/15/52		105	68,918
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,069,434

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	$457,825
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		785	774,502
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		1,150	1,127,077
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		2,230	2,082,988
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,363,420
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	1,100	1,127,372
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	384,451
6.000%	02/01/31		425	373,865
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,332,928
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		1,400	1,419,488
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,206	1,212,375
7.500%	05/01/31		2,450	2,590,863
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	1,700	1,815,044
6.625%	01/16/34	GBP	2,100	2,249,748
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	234,711
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,000	813,839
4.875%	02/21/28	EUR	5,800	4,909,564
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		265	256,820
				31,143,031
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		1,775	1,726,188
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		1,725	1,499,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	475	$421,608
			3,647,095
Pharmaceuticals — 0.0%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,000	507,693
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	250	101,330
5.000%	02/15/29	75	29,625
5.250%	01/30/30	625	234,766
5.250%	02/15/31	825	316,594
6.250%	02/15/29	2,965	1,171,175
7.000%	01/15/28	415	176,375
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	10	9,310
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	625	543,779
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	975	781,881
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	955	701,304
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	820	533,489
4.000%	06/22/50	570	344,217
			5,451,538
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	2,500	2,356,360
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	545	532,436
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	4,770	4,115,323
Sr. Unsec’d. Notes
4.950%	06/15/28	800	764,162
5.000%	05/15/50	445	348,717
5.875%	01/15/24	275	274,855
6.250%	04/15/49	145	133,037
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	210	209,465
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	730	586,231

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		145	$124,610
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	48,884
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	752,650
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		360	283,840
5.550%	11/01/26		560	556,349
5.650%	11/01/28		400	394,786
6.050%	09/01/33		1,500	1,474,128
6.350%	01/15/31		630	632,675
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,692,255
7.500%	10/01/25		1,000	997,554
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		285	239,751
4.125%	08/15/31		210	172,359
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	308,822
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		405	390,106
5.400%	03/04/44		1,095	945,344
				19,334,699
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	1,700	1,410,361
1.625%	04/20/30	EUR	500	390,150
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	2,798,733
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,125	883,129
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	192,330
				5,674,703
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	203,903
4.050%	07/01/30		575	502,098
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	$862,403
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	82,459
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		555	450,159
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	442,264
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26	GBP	2,750	2,538,031
3.325%	03/24/25(a)	EUR	3,725	3,436,129
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	1,500	1,575,089
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32(h)		1,500	1,125,172
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,292,622
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,813,288
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,155,635
				15,479,252
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		1,025	921,127
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		575	230,744
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	761,594
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	2,404	2,460,408
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,035	2,082,281
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		2,525	2,141,481
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		1,350	999,848

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		4,435	$4,321,105
				13,918,588
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		3,400	2,438,352
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	2,637,562
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		580	402,962
3.500%	09/15/53		965	596,230
3.950%	04/30/31	EUR	1,750	1,774,294
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,851,795
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,000	1,002,617
6.500%	10/15/26		500	467,500
7.000%	10/15/28		475	432,250
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		1,795	1,680,012
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	223,162
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,727,350
2.625%	02/15/29		2,800	2,372,394
3.000%	02/15/41		100	66,234
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	251,629
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	05/30/31		825	544,076
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.500%	07/15/31	GBP	1,050	1,001,118
				17,031,185
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	925,568
Transportation — 0.1%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,550	1,548,980
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	2,400	$2,558,182
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	836,992
1.000%	09/17/34	EUR	100	76,198
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	630	545,807
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,429,899
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	196,886
				7,192,944
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, EMTN
1.625%	02/15/24		1,000	977,590

Total Corporate Bonds (cost $536,893,820)				459,265,722
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%
12.775%(c)	05/25/26		112	58,947
Second Lien Term Loan, 6 Month SOFR + 3.500%
10.683%(c)	08/24/26		3,743	84,215
				143,162
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Term Loan B Tranche B, 1 Month EURIBOR + 4.000%
7.858%(c)	02/07/25	EUR	1,322	1,396,431
Term Loan B Tranche C, 1 Month EURIBOR + 4.000%
7.858%(c)	02/07/25	EUR	2,564	2,631,610
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.972%(c)	04/30/27	EUR	5,200	5,075,064
				9,103,105

Total Floating Rate and Other Loans (cost $11,701,337)				9,246,267
Municipal Bond — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
—%(p)	11/01/43		1,233	638,010
(cost $706,365)

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	328	$331,186
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.715%(c)	09/25/31	150	149,464
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.415%(c)	10/25/41	550	550,685
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.865%(c)	10/25/41	150	149,717
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/41	890	894,409
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.565%(c)	03/25/42	220	241,867
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.565%(c)	03/25/42	180	191,529
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.015%(c)	07/25/43	100	100,531
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.315%(c)	09/26/33	400	400,000
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.615%(c)	11/25/41	90	89,325
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	11/25/41	90	88,539
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.315%(c)	11/25/50	2,075	2,195,667
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	341	344,684
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.965%(c)	01/25/51	90	88,198
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.815%(c)	10/25/33	100	103,255
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.365%(c)	01/25/34	370	370,924
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	208	207,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.715%(c)	10/25/41	250	$252,795
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.315%(c)	08/25/33	250	246,743
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.465%(c)	12/25/33	300	295,877
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.665%(c)	09/25/41	100	99,877
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	09/25/41	830	813,516
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.665%(c)	12/25/41	600	579,750
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.715%(c)	02/25/42	300	301,509
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	580	592,452
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.665%(c)	05/25/42	200	207,292
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,609	1,465,170
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.915%(c)	01/25/34	220	219,835
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	01/25/34	640	645,419
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
6.254%(c)	05/25/36	62	55,220
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.016%(c)	03/25/54	180	180,000
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,502	1,290,761
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.915%(c)	04/25/34	2,500	2,493,562

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.215%(c)	04/25/34		800	$807,899

Total Residential Mortgage-Backed Securities (cost $17,185,917)				17,045,375
Sovereign Bonds — 1.4%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	476,001
1.250%	05/06/31	EUR	1,000	839,562
1.700%	10/13/41	EUR	1,000	628,935
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	497,658
4.690%	10/28/34	EUR	339	352,143
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	354,177
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		9,669	9,380,672
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	3,000	3,090,268
4.625%	09/23/34	EUR	1,100	1,123,178
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	430	438,010
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,693,659
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	608,404
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	230,868
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,700	8,855,631
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	244,136
1.500%	06/17/31(a)	EUR	6,100	5,380,782
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	3,641,856
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	744,616
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	6,000	4,953,481
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	11,205,249
1.875%	01/24/52	EUR	195	115,215
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	$1,211,936
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	61,184
3.300%	06/07/33	CNH	3,000	419,750
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	3,921,182
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,427,247
0.625%	06/03/26	EUR	675	650,368
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,345,853
1.100%	03/12/33	EUR	2,000	1,520,892
1.300%	03/23/34	EUR	2,000	1,508,907
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,000	5,160,913
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	485,097
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,435,128
6.875%	10/21/34	GBP	500	665,339
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	5,600	5,006,912
Sr. Unsec’d. Notes, Series 21YR, 144A
1.800%	03/01/41	EUR	1,000	667,601
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	196,855
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	787,201
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	971,831
2.375%	11/09/28	EUR	2,300	2,169,297
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes
0.375%	10/07/26	EUR	1,239	1,177,826
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	336,692
3.500%	01/17/28	EUR	3,000	3,126,965
Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	1,077	843,586
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,077,063
2.125%	10/22/35	EUR	300	257,898
4.125%	04/25/28	EUR	195	205,055

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	$1,072,940
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	3,388,740
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,336,785
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	694,074
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,684,548
2.750%	01/30/26	EUR	2,500	2,534,466
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	300	295,937
0.700%	02/03/29	EUR	2,000	1,743,003
1.200%	04/28/33	EUR	3,347	2,636,446
1.750%	04/28/41	EUR	545	363,497
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
1.150%	04/11/42	EUR	2,100	1,382,823
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	5,180	2,624,365
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	271,401
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	283,511
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	828,763
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,167	1,017,133
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,368,370
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	171,183
4.000%	10/17/49(a)		1,000	687,323
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	291,816
5.200%	07/31/34	EUR	1,200	1,275,997
5.250%	12/07/34	GBP	777	865,407
5.345%	01/27/48	EUR	1,000	1,021,578
6.000%	08/04/28	GBP	12,470	15,321,758
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		2,000	1,897,476
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,087,553
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	$3,992,863
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,280,762
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	85,414
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	900	729,867
3.125%	05/15/27	EUR	5,500	5,243,854
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	498,297
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	142,981
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32	EUR	100	94,721
Bonds, Series RS91
3.625%	03/11/33	EUR	1,300	1,365,752
Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	80,922
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		2,200	2,126,938
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	1,871,631
1.200%	10/31/40(k)	EUR	10,000	6,642,670
2.350%	07/30/33	EUR	3,375	3,130,950
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	715,962
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	5,400	1,484,379

Total Sovereign Bonds (cost $237,160,088)				176,127,935
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		785	867,821
6.750%	03/15/31		2,550	2,852,905
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29(k)		1,150	845,861
Federal National Mortgage Assoc.
6.625%	11/15/30(k)		1,475	1,632,315
7.125%	01/15/30		100	112,399
1.022%(s)	11/15/30		245	171,767
Tennessee Valley Authority Generic Strips, Bonds
2.768%(s)	09/15/30		1,714	1,181,672
2.897%(s)	03/15/33		461	277,413

Total U.S. Government Agency Obligations (cost $9,179,118)				7,942,153

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
1.750%	08/15/41(a)	23,250	$14,480,391
2.000%	11/15/41	1,230	798,347
2.250%	05/15/41(k)	20,500	14,064,922
2.375%	02/15/42(a)(h)	51,375	35,512,969
4.000%	11/15/42(k)	12,420	11,030,512
U.S. Treasury Notes
0.375%	07/31/27	22,000	18,687,969
2.375%	03/31/29	2,535	2,256,942
2.750%	08/15/32	135	116,902
2.875%	08/15/28(k)	5,000	4,616,406
3.250%	06/30/29	730	678,387
3.500%	01/31/30(h)	10,375	9,724,941
3.750%	06/30/30	300	284,719
3.875%	11/30/27(k)	5,180	5,021,362
3.875%	11/30/29(k)	1,965	1,883,483
3.875%	12/31/29	260	249,092
4.125%	01/31/25(a)	68,000	66,942,813
4.125%	11/15/32(k)	1,500	1,446,797
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,404,687
1.279%(s)	11/15/41(k)	21,500	8,540,371
1.458%(s)	08/15/40(k)	24,145	10,275,773
1.559%(s)	02/15/26	14,000	12,459,453
1.775%(s)	02/15/40(k)	3,600	1,575,844
1.851%(s)	11/15/40(k)	5,490	2,300,653
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	88,684

Total U.S. Treasury Obligations (cost $274,525,873)			227,442,419

Total Long-Term Investments (cost $10,444,598,680)			10,588,161,474

	Shares
Short-Term Investments — 16.6%
Affiliated Mutual Funds — 15.1%
PGIM Core Ultra Short Bond Fund(wa)	1,463,709,198	1,463,709,198
PGIM Institutional Money Market Fund (cost $402,566,560; includes $400,624,893 of cash collateral for securities on loan)(b)(wa)	402,813,132	402,571,444

Total Affiliated Mutual Funds (cost $1,866,275,758)		1,866,280,642

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 1.3%
U.S. Treasury Bills
4.920%	10/26/23	27,000	26,904,936
5.330%	12/14/23(k)	102,500	101,397,827
5.405%	02/08/24(k)	35,600	34,924,332

Total U.S. Treasury Obligations (cost $163,225,175)				163,227,095

Value
Options Purchased*~ — 0.2%
(cost $21,101,814)	$19,930,600

Total Short-Term Investments (cost $2,050,602,747)	2,049,438,337

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.3% (cost $12,495,201,427)	12,637,599,811

Option Written*~ — (0.0)%
(premiums received $0)	(141)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.3% (cost $12,495,201,427)	12,637,599,670

Liabilities in excess of other assets(z) — (2.3)%	(289,545,344)

Net Assets — 100.0%	$12,348,054,326

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt

A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MOEX	Moscow Exchange
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,658,091 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $391,289,814; cash collateral of $400,624,893 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $853,125. The aggregate value of $103,646 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		130		13	$10,793,203
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00		88		9	9,137,397
Total Options Purchased (cost $21,101,814)								$19,930,600
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660		$(141)
(premiums received $0)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
92	3 Month CME SOFR	Dec. 2023	$21,764,900	$7,307
414	3 Month CME SOFR	Mar. 2024	97,859,250	(54,003)
92	3 Month CME SOFR	Jun. 2024	21,763,750	(16,268)
127	3 Month EuroSTR	Dec. 2023	32,251,834	647
1,542	2 Year U.S. Treasury Notes	Dec. 2023	312,580,266	(687,786)
2,449	5 Year U.S. Treasury Notes	Dec. 2023	258,025,122	(2,035,955)
3,828	10 Year U.S. Treasury Notes	Dec. 2023	413,663,250	(7,175,788)
576	20 Year U.S. Treasury Bonds	Dec. 2023	65,538,000	(3,619,231)
30	30 Year Euro Buxl	Dec. 2023	3,880,953	(339,401)
1,699	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	201,650,063	(14,283,208)
2,089	Mini MSCI EAFE Index	Dec. 2023	213,234,675	(7,565,837)
76	Mini MSCI Emerging Markets Index	Dec. 2023	3,630,900	(129,349)
73	Russell 2000 E-Mini Index	Dec. 2023	6,564,890	(268,983)
2,804	S&P 500 E-Mini Index	Dec. 2023	606,435,100	(26,024,894)
				(62,192,749)
Short Positions:
76	5 Year Euro-Bobl	Dec. 2023	9,300,628	126,100
973	5 Year U.S. Treasury Notes	Dec. 2023	102,514,677	809,296
361	10 Year Euro-Bund	Dec. 2023	49,097,675	1,114,288
94	10 Year U.S. Treasury Notes	Dec. 2023	10,157,875	25,730
591	10 Year U.S. Ultra Treasury Notes	Dec. 2023	65,933,438	1,863,469
42	20 Year U.S. Treasury Bonds	Dec. 2023	4,778,813	46,360
259	British Pound Currency	Dec. 2023	19,764,938	578,173
1,207	Euro Currency	Dec. 2023	160,116,094	2,575,328
442	Euro Schatz Index	Dec. 2023	49,062,299	218,642
				7,357,386
				$(54,835,363)
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	CITI	AUD	1,071	$687,000	$688,925	$1,925	$—
Expiring 10/19/23	MSI	AUD	1,070	696,000	688,640	—	(7,360)
Expiring 10/19/23	SSB	AUD	1,583	1,078,399	1,018,864	—	(59,535)
Brazilian Real,
Expiring 10/03/23	GSI	BRL	7,503	1,501,000	1,491,631	—	(9,369)
British Pound,
Expiring 10/03/23	BARC	GBP	13,347	16,298,118	16,285,145	—	(12,973)
Expiring 10/19/23	HSBC	GBP	830	1,028,931	1,012,787	—	(16,144)
Canadian Dollar,
Expiring 10/19/23	BARC	CAD	179	132,338	131,626	—	(712)
Expiring 10/19/23	MSI	CAD	1,207	893,114	889,068	—	(4,046)
Expiring 10/19/23	UAG	CAD	990	748,417	728,956	—	(19,461)
Chinese Renminbi,
Expiring 11/16/23	BOA	CNH	30,654	4,215,000	4,208,575	—	(6,425)
Expiring 11/16/23	GSI	CNH	22,028	3,029,000	3,024,279	—	(4,721)
Expiring 11/16/23	GSI	CNH	21,580	2,953,000	2,962,742	9,742	—
Expiring 11/16/23	HSBC	CNH	17,417	2,403,000	2,391,287	—	(11,713)
Expiring 11/16/23	MSI	CNH	6,383	877,911	876,297	—	(1,614)
Colombian Peso,
Expiring 12/20/23	BARC	COP	17,254,492	4,049,922	4,143,256	93,334	—
Expiring 12/20/23	HSBC	COP	9,800,233	2,432,272	2,353,293	—	(78,979)
Expiring 12/20/23	TD	COP	10,498,510	2,573,795	2,520,967	—	(52,828)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	26,217	1,133,000	1,135,319	2,319	—
Euro,
Expiring 10/03/23	BNP	EUR	89,926	95,271,986	95,089,422	—	(182,564)
Expiring 10/03/23	MSI	EUR	1,294	1,383,104	1,368,211	—	(14,893)
Expiring 10/19/23	BARC	EUR	4,253	4,506,134	4,500,650	—	(5,484)
Expiring 10/19/23	BOA	EUR	365	390,092	386,138	—	(3,954)
Expiring 10/19/23	CITI	EUR	1,270	1,382,000	1,343,444	—	(38,556)
Expiring 10/19/23	CITI	EUR	1,269	1,412,169	1,342,782	—	(69,387)
Expiring 10/19/23	HSBC	EUR	833	905,828	881,252	—	(24,576)
Expiring 10/19/23	MSI	EUR	938	1,000,000	992,388	—	(7,612)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	1,020,573	2,848,375	2,760,194	—	(88,181)
Expiring 10/19/23	CITI	HUF	747,901	2,087,359	2,022,738	—	(64,621)
Expiring 10/19/23	MSI	HUF	254,669	695,000	688,766	—	(6,234)
Indian Rupee,
Expiring 12/20/23	JPM	INR	347,828	4,177,000	4,168,545	—	(8,455)
Expiring 12/20/23	JPM	INR	236,990	2,844,201	2,840,212	—	(3,989)
Expiring 12/20/23	JPM	INR	200,970	2,408,000	2,408,534	534	—
Expiring 12/20/23	MSI	INR	362,918	4,347,000	4,349,396	2,396	—
Indonesian Rupiah,
Expiring 12/20/23	MSI	IDR	90,028,193	5,852,257	5,809,612	—	(42,645)
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	4,083	1,074,460	1,075,034	574	—
Japanese Yen,
Expiring 10/19/23	BNP	JPY	114,241	767,504	767,179	—	(325)
Expiring 10/19/23	BNYM	JPY	189,123	1,389,358	1,270,043	—	(119,315)
Expiring 10/19/23	BOA	JPY	185,125	1,318,979	1,243,197	—	(75,782)
Expiring 10/19/23	CITI	JPY	98,821	699,000	663,628	—	(35,372)
Expiring 10/19/23	HSBC	JPY	327,923	2,409,718	2,202,148	—	(207,570)
Expiring 10/19/23	HSBC	JPY	139,800	967,048	938,820	—	(28,228)
Mexican Peso,
Expiring 12/20/23	BARC	MXN	20,056	1,124,235	1,134,855	10,620	—
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	3,433	$2,162,990	$2,057,659	$—	$(105,331)
Expiring 10/19/23	BARC	NZD	2,327	1,466,117	1,394,721	—	(71,396)
Norwegian Krone,
Expiring 10/19/23	BNYM	NOK	6,839	677,894	639,691	—	(38,203)
Peruvian Nuevo Sol,
Expiring 12/20/23	CITI	PEN	18,703	5,016,359	4,916,396	—	(99,963)
Polish Zloty,
Expiring 10/19/23	CITI	PLN	6,041	1,373,000	1,382,000	9,000	—
Expiring 10/19/23	GSI	PLN	7,243	1,820,000	1,656,978	—	(163,022)
Expiring 10/19/23	GSI	PLN	3,028	695,000	692,631	—	(2,369)
Expiring 10/19/23	HSBC	PLN	10,712	2,690,661	2,450,749	—	(239,912)
Expiring 10/19/23	JPM	PLN	7,213	1,807,000	1,650,183	—	(156,817)
Singapore Dollar,
Expiring 12/20/23	BOA	SGD	3,367	2,472,000	2,472,278	278	—
Expiring 12/20/23	CITI	SGD	1,428	1,045,000	1,048,434	3,434	—
Expiring 12/20/23	SCB	SGD	4,039	2,976,000	2,965,686	—	(10,314)
South African Rand,
Expiring 12/20/23	TD	ZAR	53,243	2,781,667	2,791,497	9,830	—
South Korean Won,
Expiring 12/20/23	JPM	KRW	1,277,306	965,754	948,524	—	(17,230)
Expiring 12/20/23	MSI	KRW	2,192,150	1,663,000	1,627,884	—	(35,116)
Swedish Krona,
Expiring 10/19/23	HSBC	SEK	8,547	827,371	782,962	—	(44,409)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	953	1,109,242	1,043,093	—	(66,149)
Thai Baht,
Expiring 12/20/23	BOA	THB	87,826	2,452,000	2,430,128	—	(21,872)
Expiring 12/20/23	CITI	THB	12,639	355,533	349,725	—	(5,808)
				$222,347,612	$220,100,064	143,986	(2,391,534)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	CITI	AUD	1,072	$699,000	$689,669	$9,331	$—
Expiring 10/19/23	CITI	AUD	1,060	703,083	682,033	21,050	—
Expiring 10/19/23	DB	AUD	4,650	3,166,040	2,991,643	174,397	—
Expiring 10/19/23	SSB	AUD	1,058	684,000	681,005	2,995	—
Brazilian Real,
Expiring 10/03/23	DB	BRL	9,011	1,830,172	1,791,507	38,665	—
British Pound,
Expiring 10/03/23	BOA	GBP	256	319,552	312,086	7,466	—
Expiring 10/03/23	MSI	GBP	12,290	15,516,600	14,994,910	521,690	—
Expiring 10/03/23	SSB	GBP	802	1,009,297	978,149	31,148	—
Expiring 10/19/23	DB	GBP	13,881	18,030,019	16,938,451	1,091,568	—
Expiring 11/02/23	BARC	GBP	13,347	16,300,761	16,288,193	12,568	—
Canadian Dollar,
Expiring 10/19/23	CITI	CAD	928	687,000	683,421	3,579	—
Expiring 10/19/23	HSBC	CAD	4,268	3,227,229	3,142,974	84,255	—
Expiring 10/19/23	HSBC	CAD	3,370	2,552,304	2,482,200	70,104	—
Expiring 10/19/23	MSI	CAD	178	131,760	131,164	596	—
Chilean Peso,
Expiring 12/20/23	TD	CLP	3,728,997	4,144,527	4,169,738	—	(25,211)
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/20/23	UAG	CLP	1,354,133	$1,495,000	$1,514,182	$—	$(19,182)
Chinese Renminbi,
Expiring 11/16/23	BNP	CNH	6,001	821,643	823,840	—	(2,197)
Expiring 11/16/23	GSI	CNH	7,078	975,558	971,702	3,856	—
Expiring 11/16/23	MSI	CNH	67,686	9,284,567	9,292,848	—	(8,281)
Expiring 11/16/23	MSI	CNH	45,096	6,185,772	6,191,289	—	(5,517)
Colombian Peso,
Expiring 12/20/23	MSI	COP	6,755,686	1,671,000	1,622,217	48,783	—
Czech Koruna,
Expiring 10/19/23	BARC	CZK	65,079	2,928,000	2,818,190	109,810	—
Expiring 10/19/23	BARC	CZK	35,695	1,678,499	1,545,760	132,739	—
Expiring 10/19/23	BNP	CZK	28,854	1,250,960	1,249,499	1,461	—
Expiring 10/19/23	BNP	CZK	15,238	708,000	659,866	48,134	—
Euro,
Expiring 10/03/23	BNP	EUR	88,804	96,155,697	93,902,823	2,252,874	—
Expiring 10/03/23	BNYM	EUR	273	293,111	288,510	4,601	—
Expiring 10/03/23	MSI	EUR	1,858	1,992,345	1,964,219	28,126	—
Expiring 10/03/23	SSB	EUR	286	304,390	302,080	2,310	—
Expiring 10/19/23	BARC	EUR	13,698	15,442,187	14,494,495	947,692	—
Expiring 10/19/23	BOA	EUR	1,270	1,397,000	1,344,003	52,997	—
Expiring 10/19/23	CITI	EUR	1,269	1,416,648	1,342,782	73,866	—
Expiring 10/19/23	MSI	EUR	20,166	22,215,249	21,338,078	877,171	—
Expiring 10/19/23	MSI	EUR	1,159	1,260,374	1,226,904	33,470	—
Expiring 10/19/23	SSB	EUR	22,245	24,768,552	23,538,817	1,229,735	—
Expiring 11/02/23	BNP	EUR	89,926	95,388,799	95,211,771	177,028	—
Hungarian Forint,
Expiring 10/19/23	BOA	HUF	500,924	1,406,000	1,354,776	51,224	—
Expiring 10/19/23	GSI	HUF	657,944	1,757,000	1,779,445	—	(22,445)
Expiring 10/19/23	GSI	HUF	549,521	1,538,000	1,486,210	51,790	—
Expiring 10/19/23	GSI	HUF	529,675	1,464,000	1,432,535	31,465	—
Expiring 10/19/23	GSI	HUF	523,466	1,458,000	1,415,741	42,259	—
Indonesian Rupiah,
Expiring 12/20/23	BOA	IDR	18,513,702	1,201,058	1,194,709	6,349	—
Israeli Shekel,
Expiring 12/20/23	BARC	ILS	12,404	3,254,000	3,265,703	—	(11,703)
Expiring 12/20/23	BARC	ILS	2,380	626,208	626,543	—	(335)
Expiring 12/20/23	CITI	ILS	6,408	1,672,000	1,687,047	—	(15,047)
Mexican Peso,
Expiring 12/20/23	BARC	MXN	54,698	3,066,163	3,095,127	—	(28,964)
Expiring 12/20/23	BOA	MXN	26,936	1,511,000	1,524,177	—	(13,177)
Expiring 12/20/23	SSB	MXN	26,985	1,549,000	1,526,955	22,045	—
Peruvian Nuevo Sol,
Expiring 12/20/23	BARC	PEN	8,322	2,206,980	2,187,499	19,481	—
Expiring 12/20/23	BOA	PEN	6,342	1,662,500	1,667,019	—	(4,519)
Philippine Peso,
Expiring 12/20/23	CITI	PHP	169,304	2,981,749	2,989,673	—	(7,924)
Polish Zloty,
Expiring 10/19/23	CITI	PLN	6,568	1,510,000	1,502,643	7,357	—
Expiring 10/19/23	GSI	PLN	2,855	696,000	653,128	42,872	—
Expiring 10/19/23	HSBC	PLN	6,818	1,712,529	1,559,832	152,697	—
Expiring 10/19/23	HSBC	PLN	6,401	1,567,000	1,464,329	102,671	—
Expiring 10/19/23	MSI	PLN	6,222	1,523,000	1,423,526	99,474	—
Expiring 10/19/23	MSI	PLN	2,966	695,000	678,465	16,535	—
Expiring 10/19/23	TD	PLN	6,480	1,501,000	1,482,403	18,597	—
A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 12/20/23	JPM	SGD	27,163	$20,043,034	$19,945,677	$97,357	$—
South Korean Won,
Expiring 12/20/23	CITI	KRW	1,841,783	1,393,000	1,367,703	25,297	—
Expiring 12/20/23	SCB	KRW	15,370,797	11,651,163	11,414,311	236,852	—
Swiss Franc,
Expiring 10/19/23	BARC	CHF	202	229,609	221,343	8,266	—
Expiring 10/19/23	BNP	CHF	1,175	1,367,500	1,285,966	81,534	—
Expiring 10/19/23	GSI	CHF	1,000	1,162,000	1,095,283	66,717	—
Expiring 10/19/23	MSI	CHF	501	575,729	548,861	26,868	—
Thai Baht,
Expiring 12/20/23	GSI	THB	44,473	1,253,759	1,230,572	23,187	—
				$430,868,676	$421,708,219	9,324,959	(164,502)
						$9,468,945	$(2,556,036)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/23	Buy	CZK	21,081	EUR	857	$6,083	$—	BARC
10/19/23	Buy	EUR	648	PLN	3,011	—	(3,124)	MSI
10/19/23	Buy	EUR	651	HUF	253,503	3,237	—	DB
10/19/23	Buy	PLN	3,044	EUR	650	8,693	—	CITI
						$18,013	$(3,124)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/14/23	0.500%(M)	17,188	*	$11,200	$(239)	$11,439	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		1,343	$181,756	$193,834	$(12,078)	HSBC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	4,536	19,311	(14,775)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(6,850)	(13,104)	6,254	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	259,673	347,133	(87,460)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	168,023	219,821	(51,798)	MSI
United Mexican States	12/20/24	1.000%(Q)		335	(2,531)	577	(3,108)	CITI
					$604,607	$767,572	$(162,965)

A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	6,290	0.405%	$28,664	$2,206	$26,458	GSI
Bombardier, Inc.	12/20/23	5.000%(Q)	770	1.337%	7,497	6,282	1,215	MSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	920	0.099%	6,221	5,735	486	BNP
Halliburton Co.	12/20/26	1.000%(Q)	610	0.348%	12,067	3,768	8,299	GSI
Hellenic Republic	12/20/31	1.000%(Q)	4,000	1.272%	(70,098)	(97,886)	27,788	CITI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	14,530	0.216%	3,404	6,730	(3,326)	BOA
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	4,420	0.216%	1,035	2,047	(1,012)	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	3.525%	(9,778)	(7,723)	(2,055)	CITI
Republic of Estonia	12/20/26	1.000%(Q)	450	0.572%	5,880	2,747	3,133	JPM
Republic of Panama	12/20/26	1.000%(Q)	1,430	0.903%	4,529	2,653	1,876	CITI
Republic of Poland	06/20/24	1.000%(Q)	1,045	0.157%	6,630	585	6,045	BNP
					$(3,949)	$(72,856)	$68,907

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	117,445		4.795%		$1,172,846		$1,134,603		$(38,243)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreement outstanding at September 30, 2023:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 5.657%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,103,687	$—	$1,103,687
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.410%	$(125,267)	$(149,138)	$(23,871)
AUD	10,885	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.410%	—	(1,444,274)	(1,444,274)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)/ 5.513%	(58)	(654,400)	(654,342)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 5.020%	(3,402)	(33,623)	(30,221)
CAD	3,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)/ 5.513%	(56)	(414,409)	(414,353)
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 5.020%	27,810	78,591	50,781
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)/ 5.513%	(168)	(1,229,587)	(1,229,419)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 5.020%	(8,296)	(62,316)	(54,020)
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.020%	(201)	(13,055)	(12,854)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 1.715%	(4,553)	(466,283)	(461,730)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.715%	—	14,074	14,074
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 9.500%	—	(66,518)	(66,518)
CLP	1,375,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	65,715	65,715
CLP	605,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	8,893	8,893
CLP	1,220,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	19,068	19,068
CLP	564,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 9.500%	—	19,092	19,092
CNH	582,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(641)	1,562,561	1,563,202
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	11,115	11,115
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	16,068	16,068
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	479,334	479,334
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	33,126	33,126
CNH	63,000	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	63,635	93,149	29,514
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	22,713	22,713
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 7.020%	—	(3,685)	(3,685)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.187%	(32,424)	(161,601)	(129,177)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(2,677,218)	(2,677,218)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(2,366,173)	(2,366,173)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.880%	(1,491)	(875,877)	(874,386)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.880%	14,753	394,238	379,485
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 4.125%	—	(249,561)	(249,561)
EUR	10,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	393,941	393,941
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	342,619	342,619
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	$—	$(356,459)	$(356,459)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	811,666	811,666
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(845,664)	(845,664)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 4.125%	—	324,554	324,554
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	—	(340,159)	(340,159)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 4.125%	2,488	155,204	152,716
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.952%	(1,524)	(158,688)	(157,164)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.880%	(22,855)	(988,095)	(965,240)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 3.880%	20,621	846,730	826,109
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.880%	(47,005)	(211,601)	(164,596)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.187%	633	1,320	687
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.187%	(283,158)	(312,538)	(29,380)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	(339,946)	1,230,069	1,570,015
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	59,474	811,748	752,274
GBP	4,030	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	517,838	671,249	153,411
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	975,234	968,124	(7,110)
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	219,395	428,205	208,810
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.187%	(313,947)	1,307,450	1,621,397
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	242,030	(1,309,232)	(1,551,262)
GBP	1,380	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(75,399)	370,570	445,969
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 5.187%	(107,794)	(392,200)	(284,406)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	298,377	305,434	7,057
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 5.187%	—	(1,380,433)	(1,380,433)
GBP	1,370	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.187%	(536,143)	(581,064)	(44,921)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 5.187%	(63)	(1,396,701)	(1,396,638)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	(100,352)	492,667	593,019
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	30,373	272,012	241,639
GBP	745	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.187%	347,514	375,533	28,019
GBP	5,975	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.187%	(607,937)	(3,270,850)	(2,662,913)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 5.187%	(45)	(1,210,605)	(1,210,560)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 11.990%	(19,571)	(171,096)	(151,525)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.870%	—	(151,383)	(151,383)
JPY	1,195,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(9,648)	(4,441)	5,207
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(15,064)	(11,158)	3,906
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(59,841)	(79,896)	(20,055)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ (0.062)%	(822)	(304,149)	(303,327)
JPY	1,790,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.062)%	(274,943)	(339,024)	(64,081)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.062)%	—	(43,518)	(43,518)
JPY	800,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.062)%	162,130	211,046	48,916
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ (0.062)%	(3,819)	(555,815)	(551,996)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ (0.062)%	(3,630)	(549,962)	(546,332)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ (0.062)%	(244,982)	(274,867)	(29,885)
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ (0.062)%	(8,452)	(941,674)	(933,222)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ (0.062)%	238,416	357,484	119,068
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.062)%	(17,254)	(18,990)	(1,736)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ (0.062)%	(20,912)	(2,302,082)	(2,281,170)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ (0.062)%	443,919	990,524	546,605
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.062)%	(181,858)	(225,498)	(43,640)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ (0.062)%	(7,791)	(901,330)	(893,539)
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(279,466)	(342,401)	(62,935)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ (0.062)%	(9,051)	(1,074,726)	(1,065,675)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.062)%	(270,945)	(340,975)	(70,030)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.062)%	—	64,550	64,550
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(4,439)	(4,439)
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(16,811)	(16,811)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(1,134,060)	(1,134,060)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	—	(137,963)	(137,963)
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.830%	$(26,012)	$(65,837)	$(39,825)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	(61)	(304,921)	(304,860)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 5.030%	—	(58,249)	(58,249)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 5.740%	—	(202,556)	(202,556)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.630%	(15,495)	(97,174)	(81,679)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 4.062%	—	(234,130)	(234,130)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.825%	11,694	(253,535)	(265,229)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 2.488%	—	(292,474)	(292,474)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	45,047	45,047
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	37,124	37,124
	59,260	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(173,045)	(173,045)
	82,130	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(60,797)	(60,797)
	100,620	06/18/24	5.456%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(10,265)	(10,265)
	45,870	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(15,444)	(15,444)
	72,600	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(50,461)	(50,461)
	153,175	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(259,419)	(259,419)
	227,280	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(175,471)	(175,471)
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(108,776)	(108,776)
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(53,250)	(53,250)
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(147,794)	(147,794)
	79,411	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(133,324)	1,041,607	1,174,931
	117,195	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	503,063	503,063
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	3,038	(22,570)	(25,608)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(19,059)	(19,059)
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	933,116	933,116
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.310%	—	161,974	161,974
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(4,418)	(4,418)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(407,979)	(407,979)
					$(536,294)	$(19,293,522)	$(18,757,228)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$4,053	$—	$4,053	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(12,340)	—	(12,340)	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	(155,931)	(92)	(155,839)	JPM
					$(164,218)	$(92)	$(164,126)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

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AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(29,254)	$1,303,918	$—	$1,303,918
U.S. Treasury Bond(T)	1 Day USOIS -10bps(T)/ 5.230%	JPM	11/29/23	5,560	(357,940)	—	(357,940)
					$945,978	$—	$945,978
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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